UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 File No. 33-86408

     Pre-Effective Amendment No.                                                                                                 |_|

     Post-Effective Amendment No. 16                                                                                             |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                  File No.  811-06399

     Amendment No. 16                                                                                                            |X|

                        (Check appropriate box or boxes.)


                       NATIONWIDE VA SEPARATE ACCOUNT - B

--------------------------------------------------------------------------------

                           (Exact Name of Registrant)


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------

         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111

                                                           ---------------------


    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering        MAY 1, 2004

                                                    ----------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

If   appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     MODIFIED SINGLE PREMIUM DEFERRED
                                         VARIABLE ANNUITY CONTRACT

                                         ---------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-B

                   The date of this prospectus is May 1, 2004.


   -----------------------------------------------------------------------------

   This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

   The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 23. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

   BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

   -----------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class III+
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
  Service Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Initial Class
o VIP Growth Portfolio: Initial Class
o VIP High Income Portfolio: Initial Class *
o VIP Overseas Portfolio: Initial Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

   o VIP II Contrafund(R)Portfolio: Initial Class
o VIP II Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Value Strategies Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Comstock GVIT Value Fund: Class II
o Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I
o J.P. Morgan GVIT Balanced Fund: Class I
o Gartmore GVIT Emerging Markets Fund: Class III+

o Gartmore GVIT Global Health Sciences Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III+
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Growth Fund: Class I
o Gartmore GVIT International Growth Fund: Class III+
o Gartmore GVIT Investor Destinations Funds

  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o Gartmore GVIT Mid Cap Growth Fund: Class I
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class I
o Gartmore GVIT Nationwide Leaders Fund: Class III+

o Gartmore GVIT U.S. Growth Leaders Fund: Class III+

o Gartmore GVIT Worldwide Leaders Fund: Class III+

o GVIT Small Cap Growth Fund: Class I
o GVIT Small Cap Value Fund: Class I
o GVIT Small Company Fund: Class I

o Van Kampen GVIT Multi Sector Bond Fund: Class I

J.P. MORGAN SERIES TRUST II
o Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Guardian Portfolio
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Partners Portfolio

o AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R) Fund/VA: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o U.S. Real Estate Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Balanced Fund: Class I
CREDIT SUISSE TRUST
o Small Cap Growth Portfolio
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
DREYFUS VARIABLE INVESTMENT FUND
o Growth & Income Portfolio: Initial Shares*
FIDELITY VARIABLE INSURANCE PRODUCTS II
o VIP II Asset Manager Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Global Financial Services Fund: Class III+
o Gartmore GVIT Global Utilities Fund: Class III+
JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
o Global Technology Portfolio: Service II Shares+
o International Growth Portfolio: Service II Shares+
NEUBERGER BERMAN AMT
o AMT Growth Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Bond fund/VA: Initial Class
o Oppenheimer Balanced Fund/VA: Initial Class (formerly, Oppenheimer Multiple Strategies Fund/VA: Initial Class)
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund: Initial Class
o Worldwide Emerging Markets Fund: Initial Class
o Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Emerging Markets Debt Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE SEPTEMBER 27, 1999:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Capital Appreciation: Class I
STRONG VARIABLE INSURANCE FUNDS, INC.
o Strong Discovery Fund II, Inc.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Initial Class
VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Bond Fund: Class R+
o Worldwide Emerging Markets Fund: Class R+
o Worldwide Hard Assets Fund: Class R+


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class I
CREDIT SUISSE TRUST
o Global Post-Venture Capital Portfolio
o International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Emerging Markets Fund: Class I
o Gartmore GVIT Global Technology and Communications Fund: Class I
o Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a
short-term trading fee (see "Short-Term Trading Fees").

GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-B, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charges
     Administration Charge
     Premium Taxes
     Short-Term Trading Fees
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers
     Transfer Requests
     Transfer Restrictions

RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Contract or
     Tax Sheltered Annuity
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL
     INFORMATION..............................................

APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION..............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM LOAN PROCESSING FEE..............................................................................................    $25 1
ANNUAL LOAN INTEREST CHARGE..............................................................................................    2.25%2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................    5%  3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................    1%

--------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................    1.25%
     ADMINISTRATION CHARGE...............................................................................................    0.20%
         TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES..........................................................................    1.45%
---------------------------------------------------------------------------------------------------------------------------- -------





--------

1 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued to Qualified Plans or as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

2 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 These charges are charged on a daily basis at the annualized rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  2.30%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)

--------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R

o    GVIT - Dreyfus GVIT International Value Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III

o    GVIT - Gartmore GVIT Global Utilities Fund: Class III

o    GVIT - Gartmore GVIT International Growth Fund: Class III

o    GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III

o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III

o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III

o    Janus Aspen Series - Global Technology Portfolio: Service II Shares

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III

o    Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R+

o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R+

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R+


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

o    the total variable account charges (1.45%).

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (2.30%)        394    1,194  2,011   4,131    394   1,194   2,011   4,131     *    1,194   2,011    4,131

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.27%)        181     559    963    2,089    181    559     963    2,089     *     559     963     2,089

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under authority of the terms of the plan.

The contracts can be categorized as:

o Individual Retirement Annuities ("IRAs");
o Non-Qualified Annuity Contracts;
o Qualified Plans;
o Roth IRAs;
o SEP IRAs; and
o Tax Sheltered Annuities.


For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

  ------------------- ----------------- ------------------
                      MINIMUM INITIAL        MINIMUM
       CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
         TYPE                               PAYMENTS
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  IRA                     $15,000            $1,000
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  Non-Qualified           $15,000            $1,000
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  Qualified               $15,000            $1,000
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  Roth IRA                $15,000            $1,000
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  SEP IRA                 $15,000            $1,000
  ------------------- ----------------- ------------------
  ------------------- ----------------- ------------------
  Tax Sheltered           $15,000            $1,000
  Annuity
  ------------------- ----------------- ------------------

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 business days after each annuity payment date.


TAXATION


How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account was established as Financial Horizons VA Separate Account-2 by Nationwide on March 6, 1991 pursuant to Ohio law. By resolution of the Board of Directors, the variable account's name was changed to Nationwide VA Separate Account-B. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 1.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets, or they may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser, in which case the fee is paid from assets outside of the underlying mutual fund assets. Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES


Nationwide deducts Mortality and Expense Risk Charges from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide may realize a profit from this charge.


The Mortality Risk Charge of 0.80% compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge of 0.45% compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:


(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.


Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit;

o    contract loans or surrenders; or

o    transfers made upon annuitization of the contract.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Qualified                $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to underlying mutual funds allocated to the sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account. The factor is equal to an annual rate of 1.45% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS

Prior to annuitization, contracts owners may request to transfer allocations among the sub-accounts 12 times per year without penalty or adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

TRANSFER REQUESTS


Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------

Trading Behavior                   Nationwide's Response

---------------------------------- -------------------------------
---------------------------------- -------------------------------

6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters the
                                        contract owner will be limited to
                                        submitting transfer requests via U.S.
                                        mail.

---------------------------------- -------------------------------
---------------------------------- -------------------------------

More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
                                   submitting transfer requests
                                   via U.S. mail.



---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, the surrender provisions may be modified to meet the terms of the plan and applicable tax provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------

---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs, Tax Sheltered Annuities, and Qualified

Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Requests for asset rebalancing must be on a Nationwide form.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Asset Rebalancing reallocations are considered transfer events.


Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the Fidelity VIP High Income Portfolio: Initial Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Money Market Fund: Class I, Neuberger Berman AMT Limited Maturity Bond Portfolio, to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.

This change must be requested in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

     o    the age (or date) specified in your contract; or

     o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received 7 to 10 days after each annuity payment date.


ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


If the contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If a contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C:
Contract Types and Tax Information.


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED


Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).


If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.


The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


DEATH BENEFIT PAYMENT

FOR ALL CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

(1)  the contract value;

(2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value as of the most recent five-year contract anniversary, less an adjustment for amounts surrendered since the most recent five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.


FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR A DATE PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

(1)  the contract value;

(2)  the sum of all purchase payments, less any amounts surrendered; or

(3) the highest contract value as of the most recent five-year contract anniversary, less any amounts surrendered since the most recent five-year contract anniversary.

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC") is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide

Life Insurance Company et al). This lawsuit is in a very preliminary stage and NLIC is evaluating its merits. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that NLIC acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by NLIC and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On January 30, 2004, NLIC filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated/parent life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. NLIC has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. NLIC is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                       PAGE

General Information and History.........................................1
Services................................................................1
Purchase of Securities Being Offered....................................1
Underwriters............................................................1
Annuity Payments........................................................2
Financial Statements....................................................3

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND:
CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.


------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.

------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P Small Cap 600 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth, current income and growth of income.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO:
INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Van Kampen Asset Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND:
CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.

--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average total return.

------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P MORGAN MID CAP VALUE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA:
INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BALANCED FUND/VA: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total investment return; current income and capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND/VA: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Strong Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available for transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

GVIT - Comstock GVIT Value Fund: Class II, GVIT - Gartmore GVIT Mid Cap Growth
Fund: Class I, GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III, GVIT - J.P. Morgan GVIT Balanced Fund: Class I, J.P. Morgan Series Trust II - Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Van Eck Worldwide Bond
Fund: Class R, Van Eck Worldwide Insurance Trust - Van Eck Worldwide Emerging Markets Fund: Class R, and the Van Eck Worldwide Insurance Trust - Van Eck Worldwide Hard Assets Fund: Class R were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATIONUNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable       12.480812            14.693472            17.73%         160,959       2003
Portfolios, Inc.-
American Century VP
Balanced Fund: Class I -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.002938            12.480812           -10.87%         154,556       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.731718            14.002938            -4.95%         194,967       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.354284            14.731718            -4.05%         228,249       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.156329            15.354284             8.46%         271,810       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.156329            14.156329            14.09%         281,337       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.871600            14.407611            14.13%         126,240       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.871600             8.72%          48,391      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable        8.262412             9.809853            18.73%          68,292       2003
Portfolios, Inc. -
American Century VP
Capital Appreciation
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.639891             8.262412           -22.34%         116,451       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.010437            10.639891           -29.12%         219,541       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.968271            15.010437             7.46%         340,105       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.614847            13.968271            62.14%         261,538       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.934300             8.614847            -3.58%         177,090       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.371161             8.934300            -4.66%         149,319       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.371161            -6.29%         129,675      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable        7.951780            10.136856            27.48%         194,874       2003
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.007447             7.951780           -20.54%         375,337       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.081251            10.007447            -9.69%         516,121       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.578672            11.081251           -11.90%         408,827       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.841821            12.578672            16.31%         257,679       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.814821             8.15%         229,149      1998*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable       11.066697            13.579522            22.71%         142,015       2003
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.102730            11.066697           -21.53%         230,611       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.206944            14.102730           -30.21%         694,788       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                24.650510            20.206944           -18.03%         927,817       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.247438            24.650510            61.67%         978,102       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.027680            15.247438            17.04%         895,311       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.142834            13.027680            16.92%         378,392       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.142834            11.43%         104,440      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable        8.036243             9.860964            22.71%         192,830       2003
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.036243           -19.64%         273,354      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATIONUNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable        7.960197             9.798135            23.09%          22,758       2003
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.960197           -20.40%          13,024      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

American Century Variable       14.178860            18.019985            27.09%         336,793       2003
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                16.465719            14.178860           -13.89%         500,025       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.810356            16.465719            11.18%         616,781       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.719374            14.810356            16.44%         211,784       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.017145            12.719374            -2.29%         167,334       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.602262            13.017145             3.29%         251,410       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.142228            12.602262            24.26%         134,276       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.142228             1.42%               0      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

American Century Variable       10.000000            10.223456             2.23%          48,791      2003*
Portfolios II, Inc. -
American Century VP
Inflation Protection
Fund: Class II - Q/NQ

 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Credit Suisse Trust              6.998987            10.184879            45.52%          18,906       2003
Global Post-Venture
Capital Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.786491             6.998987           -35.11%          22,752       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.338808            10.786491           -29.68%          42,255       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                19.199834            15.338808           -20.11%          72,170       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.915674            19.199834            61.13%          78,372       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.351955            11.915674             4.97%          74,424       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.163437            11.351955            11.69%          45,377       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.163437             1.63%             726      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Credit Suisse Trust -            6.977468             9.151856            31.16%          96,225       2003
International Focus
Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.839792             6.977468           -21.07%         122,181       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.541697             8.839792           -23.41%         204,408       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.803207            11.541697           -26.97%         284,709       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.451107            15.803207            51.21%         343,412       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.066530            10.451107             3.82%         632,494       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.450529            10.066530            -3.67%         726,122       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.450529             4.51%         391,611      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Credit Suisse Trust -            8.912919            13.048269            46.40%         172,712       2003
Small Cap Growth
Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.639726             8.912919           -34.65%         212,852       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                16.480247            13.639726           -17.24%         284,015       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.420490            16.480247           -19.30%         374,546       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.254943            20.420490            66.63%         733,658       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.800371            12.254943            -4.26%         895,467       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.231071            12.800371            13.97%         678,608       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.231071            12.31%         419,079      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Dreyfus Investment               7.600492            10.320294            35.78%          39,767       2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.600492           -24.00%           4,330      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATIONUNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

The Dreyfus Socially            11.051082            13.723018            24.18%          72,945       2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.782223            11.051082           -29.98%         101,784       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.685971            15.782223           -23.71%         165,168       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                23.591580            20.685971           -12.32%         257,488       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.402864            23.591580            28.20%         319,941       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.432845            18.402864            27.51%         296,186       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.402663            14.432845            26.57%         232,382       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.402663            14.03%          39,597      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund,       13.565256            17.160617            26.50%       1,036,744       2003
Inc.: Initial Shares -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.730015            13.565256           -23.49%       1,167,942       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.488199            17.730015           -13.46%       1,679,513       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                22.914747            20.488199           -10.59%       2,426,165       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                19.279341            22.914747            18.86%       2,657,830       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.258148            19.279341            26.35%       2,805,845       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.644617            15.258148            31.03%       1,059,915       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.644617            16.45%         253,645      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Dreyfus Variable                10.311062            12.312854            19.41%         270,005       2003
Investment Fund -
Appreciation Portfolio:
Initial Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.562700            10.311062           -17.92%         306,828       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.057304            12.562700           -10.63%         227,007       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.356471            14.057304            -2.08%         236,364       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.070279            14.356471             9.84%         360,852       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.184856            13.070279            28.33%         373,359       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.184856             1.85%          37,122      1997*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Dreyfus Variable                 9.399537            11.724710            24.74%         103,025       2003
Investment Fund Growth &
Income Portfolio: Initial
Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.773299             9.399537           -26.41%         143,370       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.767307            12.773299            -7.22%         194,920       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.517630            13.767307            -5.17%         216,765       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.603139            14.517630            15.19%         267,211       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.437343            12.603139            10.19%         274,064       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.986593            11.437343            14.53%         108,048       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.986593            -0.13%               0      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Federated Insurance             10.677956            11.011999             3.13%         420,546       2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.677956             6.78%         245,375      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Fidelity VIP                    13.064255            16.780015            28.44%         900,410       2003
Equity-Income Portfolio:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.961729            13.064255           -18.15%       1,036,618       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.042623            15.961729            -6.34%       1,237,868       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.949005            17.042623             6.86%       1,419,163       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.220240            15.949005             4.79%       2,098,385       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.835418            15.220240            10.01%       3,221,133       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.958584            13.835418            26.25%       2,129,185       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.958584             9.59%       1,003,002      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth             12.286405            16.085893            30.92%         867,371       2003
Portfolio: Initial Class
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.837538            12.286405           -31.12%         902,181       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                21.981588            17.837538           -18.85%       1,214,827       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                25.054513            21.981588           -12.26%       1,849,240       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.497774            25.054513            35.45%       1,803,875       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.455923            18.497774            37.47%       1,677,985       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.057399            13.455923            21.69%       1,822,979       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.057399            10.57%       1,141,533      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income         8.661254            10.863024            25.42%       1,388,476       2003
Portfolio: Initial Class
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.496135             8.661254             1.94%         905,375       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.767880             8.496135           -13.02%       1,214,161       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.783993             9.767880           -23.59%       1,263,020       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.993921            12.783993             6.59%       2,271,367       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.721046            11.993921            -5.72%       2,664,520       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.970108            12.721046            15.96%       1,589,125       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.970108             9.70%         537,857      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas            9.119469            12.885114            41.29%         115,588       2003
Portfolio: Initial Class
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.607874             9.119469           -21.44%         163,087       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.942870            11.607874           -22.32%         228,754       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.743279            14.942870           -20.28%         392,157       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.334585            18.743279            40.56%         434,605       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.000570            13.334585            11.12%         426,410       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.915770            12.000570             9.94%         301,582       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.915770             9.16%         131,926      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas            7.727823            10.915454            41.25%          35,678       2003
Portfolio: Initial Class
R - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.727823           -22.72%          27,996      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Fidelity VIP II Asset           13.103536            15.234907            16.27%         333,906       2003
Manager Portfolio:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.567924            13.103536           -10.05%         398,413       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.413978            14.567924             5.49%         499,834       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                16.279126            15.413978            -5.31%         600,937       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.869310            16.279126             9.48%         740,236       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.114181            14.869310            13.38%         647,151       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.029343            13.114181            18.90%         369,586       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.029343            10.29%         101,965      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP II                 16.121173            20.409874            26.60%         707,475       2003
Contrafund(R)Portfolio:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.045652            16.121173           -10.66%         799,286       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.868027            18.045652           -13.52%         981,897       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                22.675266            20.868027            -7.97%       1,215,343       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.517428            22.675266            22.45%       1,507,921       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.455907            18.517428            28.10%       2,058,934       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.815914            14.455907            22.34%       1,487,639       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.815914            18.16%         656,230      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP II                 10.000000            10.118423             1.18%          10,014      2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ

                           ------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATIONUNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP III Growth          7.319028             9.367700            27.99%         194,977       2003
Opportunities Portfolio:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.502696             7.319028           -22.98%         255,066       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.286484             9.502696           -15.67%         650,185       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.786395            11.286484           -18.26%       1,497,995       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.416112            13.786395             2.76%       1,490,098       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.924397            13.416112            22.81%       1,603,375       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.924397             9.24%         270,758      1997*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Fidelity VIP III Value           7.436365            11.563978            55.51%         194,517       2003
Strategies Portfolio:
Service Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.436365           -25.64%             971      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Dreyfus GVIT               10.000000            13.683042            36.83%           4,472      2003*
International Value Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                           ------------------------------------------------------------------------------------

GVIT Dreyfus GVIT Mid Cap        8.455268            11.220232            32.70%         332,626       2003
Index Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.130068             8.455268           -16.53%         361,298       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.416005            10.130068            -2.75%         153,386       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.416005             4.16%          59,684      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT               6.776365            11.036792            62.87%           1,056       2003
Emerging Markets Fund:
Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.111518             6.776365           -16.46%           1,056       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.681644             8.111518            -6.57%          10,558       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.681644           -13.18%               0      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT               7.498277            12.209330            62.83%          15,032       2003
Emerging Markets Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.498277           -25.02%           1,610      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global        8.578112            11.958777            39.41%          10,991       2003
Financial Services Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.578112           -14.22%           1,583      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global        8.268985            11.145810            34.79%          15,978       2003
Health Sciences Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.268985           -17.31%           1,553      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global        1.908285             2.919387            52.98%           1,086       2003
Technology and
Communications Fund:
Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 3.384294             1.908285           -43.61%           1,793       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 5.996363             3.384294           -43.56%           5,944       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             5.996363           -40.04%           2,117      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global        7.119398            10.888566            52.94%          10,284       2003
Technology and
Communications Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.119398           -28.81%             601      2002*

                           ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Global        8.603669            10.528435            22.37%          13,553       2003
Utilities Fund: Class III
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.603669           -13.96%               0      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT              14.526858            14.602569             0.52%         645,558       2003
Government Bond Fund:
Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.281734            14.526858             9.37%       1,289,459       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.566516            13.281734             5.69%       1,059,220       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.329778            12.566516            10.92%       1,082,158       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.772852            11.329778            -3.76%       1,373,951       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.968839            11.772852             7.33%       1,280,403       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.149155            10.968893             8.08%         357,387       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.149155             1.49%         128,723      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Growth        7.477237             9.781501            30.82%         152,697       2003
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.644722             7.477237           -29.76%         200,378       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.031680            10.644722           -29.18%         390,500       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.760238            15.031680           -27.59%         826,422       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.201552            20.760238             2.77%         700,550       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.772381            20.201552            28.08%       1,466,628       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.889746            15.772381            32.66%         291,079       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.889746            19.00%         161,327      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT               4.846917             6.478305            33.66%               0       2003
International Growth
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.480453             4.846917           -25.21%               0       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.217263             6.480453           -29.69%               0       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.217263            -7.83%               0      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT               7.759258            10.348693            33.37%           1,980       2003
International Growth
Fund: Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.759258           -22.41%           1,547      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT               9.914588            10.543381             6.34%          21,242       2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.914588            -0.85%          69,792      2002*

                           ------------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------------

GVIT Gartmore GVIT               9.512081            10.658362            12.05%          43,835       2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.512081            -4.88%           6,718      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT               9.016631            10.667735            18.31%         109,489       2003
Investor Destinations
Moderate Fund: Class II -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.016631            -9.83%          31,163      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT               8.570137            10.696293            24.81%          28,779       2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.570137           -14.30%          11,533      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT               8.218945            10.681108            29.96%           1,768       2003
Investor Destinations
Aggressive Fund:
Class II - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.218945           -17.81%             826      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Mid           3.440944             4.752130            38.11%         103,112       2003
Cap Growth Fund: Class I
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 5.543700             3.440944           -37.93%          54,066       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.072647             5.543700           -31.33%          80,083       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.072647           -19.27%         119,516      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Money        12.218973            12.117137            -0.83%         850,554       2003
Market Fund: Class I -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.250347            12.218973            -0.26%       1,835,875       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.999210            12.250347             2.09%       4,059,331       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.482780            11.999210             4.50%       4,008,314       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.112968            11.482780             3.33%       8,415,001       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.711730            11.112968             3.75%       4,602,553       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.326243            10.711730             3.73%       2,711,857       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.326243             3.26%         912,103      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT              12.430943            15.621422            25.67%         228,928       2003
Nationwide Fund: Class I
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.262678            12.430943           -18.55%         273,755       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.564788            15.262678           -13.11%         390,166       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.207860            17.564788            -3.53%         490,996       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.276235            18.207860             5.39%         775,899       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.846819            17.276235            16.36%         763,732       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.639579            14.846819            27.55%         386,418       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.639579            16.40%          89,818      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT               8.364403            10.353036            23.77%          13,695       2003
Nationwide Leaders Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.364403           -16.36%          18,478      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT Gartmore GVIT U.S.          8.167772            12.267095            50.19%          28,886       2003
Growth Leaders Fund:
Class III - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.167772           -18.32%               0      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

GVIT GVIT Small Cap              4.644575             6.145755            32.32%          77,681       2003
Growth Fund: Class I -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.064763             4.644575           -34.26%          53,252       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.040986             7.064763           -12.14%          88,528       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.040986           -19.59%          29,652      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT GVIT Small Cap Value       10.673922            16.500143            54.58%         384,539       2003
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.870525            10.673922           -28.22%         413,285       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.764073            14.870525            26.41%         610,426       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.734023            11.764073             9.60%         482,284       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.520115            10.734023            25.98%         141,985       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.520115           -14.80%          58,283      1998*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT GVIT Small Company         15.962052            22.182648            38.97%         403,506       2003
Fund: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                19.592300            15.962052           -18.53%         459,867       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                21.311278            19.592300            -8.07%         496,848       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                19.856438            21.311278             7.33%         528,210       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.989917            19.856438            41.93%         581,775       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.053920            13.989917            -0.46%         626,515       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.152247            14.053920            15.65%         424,486       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            12.152247            21.52%         119,339      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

GVIT Van Kampen GVIT            11.272609            12.455223            10.49%          49,599       2003
Multi Sector Bond Fund:
Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.669457            11.272609             5.65%          70,928       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.392004            10.669457             2.67%          23,300       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.392004             3.92%          31,179      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series -             5.014336             5.941549            18.49%          73,146       2003
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.052211             5.014336           -17.15%         154,471       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.857070             6.052211           -22.97%         233,415       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.857070           -21.43%         214,884      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series -             2.413798             3.484403            44.35%          20,634       2003
Global Technology
Portfolio: Service Shares
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 4.146734             2.413798           -41.79%          40,341       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.713510             4.146734           -38.23%         142,740       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             6.713510           -32.46%         111,412      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series -             7.085688            10.274404            45.00%           7,454       2003
Global Technology
Portfolio: Service II
Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.085688           -29.14%           2,688      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Janus Aspen Series -             4.347466             5.764054            32.58%          25,693       2003
International Growth
Portfolio: Service Shares
- Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 5.942089             4.347466           -26.84%          65,481       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.875304             5.942089           -24.55%         175,540       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.875304           -21.25%         187,314      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Janus Aspen Series -             7.732399            10.252980            32.60%         111,176       2003
International Growth
Portfolio: Service II
Shares - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.732399           -22.68%           7,229      2002*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Neuberger Berman AMT             9.103970            11.789399            29.50%          95,323       2003
Growth Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.420543             9.103970           -32.16%         120,077       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                19.557437            13.420543           -31.38%         195,163       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                22.462268            19.557437           -12.93%         438,639       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.154915            22.462268            48.22%         305,172       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.311087            15.154915            13.85%         215,146       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.469935            13.311087            27.14%         106,902       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.469935             4.70%          58,226      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT             7.364786             9.563366            29.85%         254,819       2003
Guardian Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.160615             7.364786           -27.52%          73,317       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.468884            10.160615            -2.94%         112,115       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.503255            10.468884            -0.33%          53,703       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.272982            10.503255            13.27%         165,279       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.279982            -7.27%          74,580      1998*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                10.000000            11.129020            11.29%          40,179      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


Neuberger Berman AMT            12.940640            13.062162             0.94%         403,378       2003
Limited Maturity Bond
Portfolio: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.465535            12.940640             3.81%         583,492       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.628715            12.465535             7.20%         434,841       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.049212            11.628715             5.24%         438,027       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.048525            11.049212             0.01%         501,453       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.739513            11.048525             2.88%         806,311       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.209208            10.739513             5.19%         601,693       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.209208             2.09%         398,507      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT            12.231664            16.284205            33.13%         213,223       2003
Partners Portfolio - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                16.362175            12.231664           -25.24%         279,376       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.087601            16.362175            -4.25%         355,870       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.216794            17.087601            -0.75%         500,298       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                16.270918            17.216794             5.81%         756,409       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.843430            16.270918             2.70%       1,512,099       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.248582            15.843430            29.35%       1,158,923       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            12.248582            22.49%         391,557      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Oppenheimer Variable             3.734620             4.622404            23.77%          53,613       2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 5.248179             3.734620           -28.84%          55,099       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.748895             5.248179           -32.27%          87,786       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             7.748895           -22.51%         268,198      2000*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Oppenheimer Variable            13.891169            17.106528            23.15%         181,225       2003
Account Funds -
Oppenheimer Balanced
Fund/VA: Initial Class -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.732046            13.891169           -11.70%         200,791       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.618506            15.732046             0.73%         246,610       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                14.888567            15.618506             4.90%         286,620       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.513276            14.888567            10.18%         353,978       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.513276            13.513276             5.11%         366,337       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.129020            12.856569            15.52%         250,810       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

Oppenheimer Variable            13.510957            14.217739             5.23%         415,506       2003
Account Funds -
Oppenheimer Bond Fund/VA:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.568557            13.510957             7.50%         572,252       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.833028            12.568557             6.22%         809,412       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.316334            11.833028             4.57%         701,807       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.659886            11.316334            -2.95%         750,566       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.077843            11.659886             5.25%         919,787       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.288722            11.077843             7.67%         384,144       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.288722             2.89%         207,418      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Oppenheimer Variable            10.854330            14.007176            29.05%         256,029       2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.058982            10.854330           -27.92%         281,157       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.480600            15.058982           -13.85%         487,030       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.777418            17.480600            -1.67%         668,394       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.734164            17.777418            39.60%         568,790       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.420499            12.734164            22.20%         110,408       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.420499             4.20%          13,664      1997*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Oppenheimer Variable            16.389674            23.101153            40.95%         217,069       2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                21.358918            16.389674           -23.27%         413,784       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                24.641540            21.358918           -13.32%         432,853       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                23.791512            24.641540             3.57%         465,116       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.232440            23.791512            56.19%         454,999       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.545830            15.232440            12.45%         652,299       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.201956            13.545830            20.92%         322,964       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.201956            12.02%         115,285      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Oppenheimer Variable            10.000000            14.214155            42.14%         102,517      2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
III - Q/NQ

 ---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Oppenheimer Variable             6.352976             7.933793            24.88%         124,707       2003
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.938854             6.352976           -19.98%         104,893       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.967494             7.938854           -11.47%         107,027       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             8.967494           -10.33%          83,502      2000*

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Strong Opportunity Fund         14.969494            20.212115            35.02%         305,708       2003
II, Inc.: Investor
Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.756791            14.969494           -27.88%         278,354       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                21.824486            20.756791            -4.89%         430,675       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                20.820776            21.824486             4.82%         502,769       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                15.660253            20.820776            32.95%         524,452       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                13.995266            15.660253            11.90%         620,363       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.319705            13.995266            23.64%         949,907       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            11.319705            13.20%         614,992      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Strong Variable Insurance       10.889097            14.962586            37.41%          41,832       2003
Funds, Inc. - Strong
Discovery Fund II, Inc. -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.558481            10.889097           -13.29%         111,728       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                12.244478            12.558481             2.56%          84,903       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.900815            12.244478             2.89%          79,972       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.491081            11.900815             3.57%          97,613       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.870948            11.491081             5.70%          99,090       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.903046            10.870948             9.77%         101,294       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.903046            -0.97%          82,442      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

The Universal                   11.310619            14.252709            26.01%          49,904       2003
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.507976            11.310619             7.64%          35,249       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.685225            10.507976             8.49%          29,649       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.822360             9.685225             9.78%          37,139       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.919419             8.822360            27.50%          21,848       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.803540             6.919419           -29.42%          48,867       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000             9.803540            -1.96%          10,893      1997*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

The Universal                   18.071289            24.490201            35.52%         189,420       2003
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                18.482684            18.071289            -2.23%         206,275       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                17.075663            18.482684             8.24%         222,466       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            17.075663             3.90%         268,437      2000*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

                                                                     PERCENT CHANGE    NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT        IN         ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT UNITS AT END
SUB-ACCOUNT                      OF PERIOD             PERIOD             VALUE        OF PERIOD      PERIOD

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Van Eck Worldwide               11.683455            13.605416            16.45%          90,151       2003
Insurance Trust -
Worldwide Bond Fund:
Initial Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.744849            11.683455            19.89%         104,802       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.419942             9.744849            -6.48%          79,607       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.378690            10.419942             0.40%         115,670       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.425229            10.378690            -9.16%         146,918       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.281856            11.425229            11.12%         192,339       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.189870            10.281856             0.90%         187,896       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.189870             1.90%          75,997      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Van Eck Worldwide                5.966664             9.066702            51.96%          85,246       2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.235470             5.966664            -4.31%          79,884       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.444541             6.235470            -3.24%         113,253       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                11.248273             6.444541           -42.71%         181,801       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 5.598612            11.248273            97.39%         226,604       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.778805             5.598612           -35.09%         187,964       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.077496             8.778805           -12.89%         175,751       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.077496             0.77%             750      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Van Eck Worldwide                7.389592            10.565413            42.98%          49,973       2003
Insurance Trust -
Worldwide Hard Assets:
Initial Class - Fund -
Q/NQ

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.717061             7.389592            -4.24%         105,402       2002

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 8.744687             7.717061           -11.75%          45,133       2001

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 7.964538             8.744687             9.80%          61,129       2000

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 6.678951             7.964538            19.25%         119,693       1999

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                 9.817789             6.678951           -31.97%         131,829       1998

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.132333             9.817789            -3.10%         147,411       1997

                           ------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------

                                10.000000            10.132333             1.32%          70,758      1996*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION



The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not a IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from a IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o        minimum participation rules;
o        top-heavy contribution rules;

o        nondiscriminatory allocation rules; and
o        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includible in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not a capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.


CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-B


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                        PAGE

General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................1
Underwriters..............................................................1
Annuity Payments..........................................................2
Financial Statements......................................................3


GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide ") (formerly Financial Horizons Life Insurance Company). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Life Insurance Company which is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or subsidiaries of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide VA Separate Account - B and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
 Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2004

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    American Century VP - Balanced Fund - Class I (ACVPBal)
      350,895 shares (cost $2,352,498) .............................................................   $    2,365,030

    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      94,092 shares (cost $730,006) ................................................................          669,935

    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      300,667 shares (cost $1,666,771) .............................................................        1,975,384

    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      48,382 shares (cost $487,522) ................................................................          498,818

    American Century VP - International Fund - Class I (ACVPInt)
      299,921 shares (cost $1,910,892) .............................................................        1,928,492

    American Century VP - International Fund - Class III (ACVPInt3)
      295,717 shares (cost $1,489,542) .............................................................        1,901,462

    American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
      24,290 shares (cost $196,895) ................................................................          222,981

    American Century VP - Value Fund - Class I (ACVPVal)
      779,148 shares (cost $4,901,369) .............................................................        6,069,562

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      20,376 shares (cost $271,026) ................................................................          192,551

    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      99,506 shares (cost $844,222) ................................................................          880,632

    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      163,302 shares (cost $1,733,491) .............................................................        2,253,563

    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      31,305 shares (cost $383,497) ................................................................          410,410

    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      42,078 shares (cost $953,155) ................................................................        1,001,025

    Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
      626,009 shares (cost $15,385,316) ............................................................       17,791,186

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      96,586 shares (cost $2,922,822) ..............................................................        3,324,494

    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      59,917 shares (cost $1,175,538) ..............................................................        1,207,934

    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      391,138 shares (cost $4,510,475) .............................................................        4,631,076

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      651,780 shares (cost $12,432,216) ............................................................       15,108,269

    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      449,460 shares (cost $11,292,715) ............................................................       13,951,235

    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      2,170,208 shares (cost $13,815,633) ..........................................................   $   15,082,947

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      95,676 shares (cost $1,302,925) ..............................................................        1,491,592

    Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      25,012 shares (cost $332,354) ................................................................          389,443

    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      351,798 shares (cost $5,424,856) .............................................................        5,087,004

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      624,413 shares (cost $12,067,000) ............................................................       14,442,680

    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
      7,445 shares (cost $100,816) .................................................................          101,328

    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      121,179 shares (cost $1,465,710) .............................................................        1,826,164

    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
      181,546 shares (cost $1,904,837) .............................................................        2,249,350

    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      4,657 shares (cost $58,871) ..................................................................           61,194

    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      252,844 shares (cost $2,990,631) .............................................................        3,734,499

    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      1,185 shares (cost $9,666) ...................................................................           11,658

    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      18,652 shares (cost $149,558) ................................................................          183,536

    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      11,540 shares (cost $126,009) ................................................................          131,446

    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      17,845 shares (cost $182,137) ................................................................          178,088

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      857 shares (cost $3,273) .....................................................................            3,180

    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      29,942 shares (cost $102,194) ................................................................          111,982

    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      15,544 shares (cost $128,529) ................................................................          142,691

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      777,156 shares (cost $9,552,117) .............................................................        9,426,901

    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      149,661 shares (cost $1,208,570) .............................................................        1,493,617

    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      1,801 shares (cost $18,010) ..................................................................           18,889

    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      21,702 shares (cost $216,408) ................................................................          223,968

    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      103,730 shares (cost $981,751) ...............................................................        1,093,314

    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      29,040 shares (cost $241,215) ................................................................          307,825

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      44,582 shares (cost $445,471) ................................................................   $      467,216

    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      3,242 shares (cost $19,384) ..................................................................           20,489

    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      24,174 shares (cost $497,834) ................................................................          518,529

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      10,306,282 shares (cost $10,306,282) .........................................................       10,306,282

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      348,220 shares (cost $3,112,619) .............................................................        3,576,224

    Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
      11,985 shares (cost $112,222) ................................................................          141,787

    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      36,809 shares (cost $444,222) ................................................................          477,410

    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      549,030 shares (cost $4,431,500) .............................................................        6,346,784

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      411,964 shares (cost $6,701,577) .............................................................        8,951,982

    Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
      4,620 shares (cost $14,875) ..................................................................           14,506

    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      32,840 shares (cost $342,887) ................................................................          354,348

    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      62,656 shares (cost $613,935) ................................................................          617,784

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      21,068 shares (cost $401,658) ................................................................          435,679

    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      21,334 shares (cost $71,312) .................................................................           76,588

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      20,368 shares (cost $82,363) .................................................................           71,900

    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      49,517 shares (cost $932,671) ................................................................        1,139,881

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      6,464 shares (cost $142,118) .................................................................          147,951

    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
      107,849 shares (cost $1,046,776) .............................................................        1,123,791

    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      174,337 shares (cost $2,114,258) .............................................................        2,437,235

    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
      399,166 shares (cost $5,364,424) .............................................................        5,268,995

    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
      225,494 shares (cost $2,655,632) .............................................................        3,472,604

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      6,752 shares (cost $246,349) .................................................................          247,869

    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      517,273 shares (cost $5,673,251) .............................................................   $    5,907,255

    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      103,349 shares (cost $3,083,931) .............................................................        3,586,201

    Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
      57,847 shares (cost $1,237,970) ..............................................................        1,457,165

    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      199,994 shares (cost $3,522,495) .............................................................        5,015,839

    Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
      51,531 shares (cost $854,076) ................................................................          989,401

    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      194,730 shares (cost $3,011,688) .............................................................        3,100,107

    Strong Opportunity Fund II, Inc.(StOpp2)
      325,384 shares (cost $5,046,244) .............................................................        6,179,049

    Strong VIF - Strong Discovery Fund II (StDisc2)
      49,440 shares (cost $472,123) ................................................................          625,905

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      92,153 shares (cost $1,154,490) ..............................................................        1,226,550

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      63,690 shares (cost $627,703) ................................................................          773,828

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      35,511 shares (cost $470,337) ................................................................          528,045

    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
      78,680 shares (cost $648,880) ................................................................          711,267

    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      296,414 shares (cost $3,754,100) .............................................................        4,618,123
                                                                                                       --------------
        Total investments ..........................................................................      215,111,904

  Accounts receivable ..............................................................................           32,750
                                                                                                       --------------
        Total assets ...............................................................................      215,144,654

Accounts payable ...................................................................................                -
                                                                                                       --------------
Contract owners' equity (note 4) ...................................................................   $  215,144,654
                                                                                                       ==============

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                             Total           ACVPBal          ACVPCapAp         ACVPIncGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $    3,182,931            47,922                 -            22,511
  Mortality and expense risk charges (note 2) .......       (3,020,182)          (29,474)          (11,203)          (34,215)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          162,749            18,448           (11,203)          (11,704)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............      204,838,213           504,245           475,317         5,030,197
  Cost of mutual fund shares sold ...................     (214,390,393)         (631,398)         (695,419)       (5,273,959)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............       (9,552,180)         (127,153)         (220,102)         (243,762)
  Change in unrealized gain (loss) on investments ...       50,364,824           436,225           348,482           753,840
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................       40,812,644           309,072           128,380           510,078
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................           87,612                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $   41,063,005           327,520           117,177           498,374
                                                        ==============    ==============    ==============    ==============

                                                         ACVPInflaPro         ACVPInt          ACVPInt3          ACVPUltra
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            3,404            18,405            13,861                 -
  Mortality and expense risk charges (note 2) .......           (2,549)          (31,637)          (30,758)           (2,365)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................              855           (13,232)          (16,897)           (2,365)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          110,131         1,060,992         2,378,697           170,586
  Cost of mutual fund shares sold ...................         (109,587)       (1,185,156)       (2,633,364)         (158,035)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              544          (124,164)         (254,667)           12,551
  Change in unrealized gain (loss) on investments ...           11,296           540,834           738,107            28,290
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           11,840           416,670           483,440            40,841
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................              116                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           12,811           403,438           466,543            38,476
                                                        ==============    ==============    ==============    ==============

                                                            ACVPVal           CSGPVen          CSIntFoc          CSSmCapGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       48,513                 -             3,755                 -
  Mortality and expense risk charges (note 2) .......          (74,582)           (2,387)          (11,775)          (30,849)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (26,069)           (2,387)           (8,020)          (30,849)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        5,845,097            29,441           204,406         1,254,319
  Cost of mutual fund shares sold ...................       (6,783,673)          (88,142)         (242,892)       (1,756,312)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (938,576)          (58,701)          (38,486)         (501,993)
  Change in unrealized gain (loss) on investments ...        2,087,984           121,431           267,177         1,337,688
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,149,408            62,730           228,691           835,695
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,123,339            60,343           220,671           804,846
                                                        ==============    ==============    ==============    ==============

                                                          DrySmCapIxS        DrySRGro          DryStkIx          DryVIFApp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              532             1,033           238,364            42,456
  Mortality and expense risk charges (note 2) .......           (2,198)          (15,013)         (233,444)          (44,379)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,666)          (13,980)            4,920            (1,923)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          164,853           615,329         7,856,397         1,681,063
  Cost of mutual fund shares sold ...................         (137,927)       (1,195,880)       (9,559,069)       (1,956,050)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           26,926          (580,551)       (1,702,672)         (274,987)
  Change in unrealized gain (loss) on investments ...           28,110           794,525         5,484,598           811,034
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           55,036           213,974         3,781,926           536,047
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................            1,698                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           55,068           199,994         3,786,846           534,124
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          DryVIFGrInc        FedQualBd         FidVIPEI          FidVIPGr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        9,314            95,372           290,870            32,803
  Mortality and expense risk charges (note 2) .......          (16,985)          (57,691)         (204,415)         (180,645)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,671)           37,681            86,455          (147,842)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          454,876         1,470,224         8,421,662         6,096,324
  Cost of mutual fund shares sold ...................         (699,808)       (1,396,647)      (10,907,415)       (7,704,750)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (244,932)           73,577        (2,485,753)       (1,608,426)
  Change in unrealized gain (loss) on investments ...          494,750            (9,655)        5,901,473         5,125,445
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          249,818            63,922         3,415,720         3,517,019
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $      242,147           101,603         3,502,175         3,369,177
                                                        ==============    ==============    ==============    ==============

                                                           FidVIPHI          FidVIPOv          FidVIPOvR         FidVIPAM
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................          458,239            13,097             2,139           193,363
  Mortality and expense risk charges (note 2) .......         (164,012)          (20,225)           (4,312)          (74,291)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          294,227            (7,128)           (2,173)          119,072
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............       14,635,937           543,686           305,322         1,218,094
  Cost of mutual fund shares sold ...................      (13,192,620)         (597,892)         (277,967)       (1,607,035)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............        1,443,317           (54,206)           27,355          (388,941)
  Change in unrealized gain (loss) on investments ...          890,835           538,064            85,780         1,025,422
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        2,334,152           483,858           113,135           636,481
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        2,628,379           476,730           110,962           755,553
                                                        ==============    ==============    ==============    ==============

                                                           FidVIPCon        FidVIPIGBdS       FidVIPGrOp        FidVIPVaIS
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       60,784                 -            15,523                 -
  Mortality and expense risk charges (note 2) .......         (185,640)             (125)          (27,088)          (12,395)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................         (124,856)             (125)          (11,565)          (12,395)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        5,316,596               528         1,023,396           881,481
  Cost of mutual fund shares sold ...................       (5,462,367)             (523)       (1,090,349)         (833,671)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (145,771)                5           (66,953)           47,810
  Change in unrealized gain (loss) on investments ...        3,284,000               512           521,588           344,330
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        3,138,229               517           454,635           392,140
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -            13,695
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    3,013,373               392           443,070           393,440
                                                        ==============    ==============    ==============    ==============

                                                          GVITIntVal3      GVITDMidCapl       GVITEmMrkts      GVITEmMrkts3
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -            14,586                54               705
  Mortality and expense risk charges (note 2) .......              (52)          (45,575)             (126)           (1,197)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................              (52)          (30,989)              (72)             (492)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............               47         3,968,943               132            86,001
  Cost of mutual fund shares sold ...................              (46)       (4,096,749)             (147)          (72,572)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............                1          (127,806)              (15)           13,429
  Change in unrealized gain (loss) on investments ...            2,323         1,046,184             4,589            34,689
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            2,324           918,378             4,574            48,118
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                22                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            2,272           887,411             4,502            47,626
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          GVITGlFin3        GVITGlHlth3       GVITGlTech        GVITGlTech3
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $          525                 -                 -                 -
  Mortality and expense risk charges (note 2) .......             (992)           (1,305)              (56)             (918)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (467)           (1,305)              (56)             (918)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           78,691            71,124             2,147           124,151
  Cost of mutual fund shares sold ...................          (73,237)          (59,108)           (2,527)         (120,523)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............            5,454            12,016              (380)            3,628
  Change in unrealized gain (loss) on investments ...            5,328            (3,434)            2,246            10,650
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           10,782             8,582             1,866            14,278
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................           12,309            19,500                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       22,624            26,777             1,810            13,360
                                                        ==============    ==============    ==============    ==============

                                                          GVITGlUtl3         GVITGvtBd        GVITGrowth         GVITIDAgg
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              515           451,425               310               114
  Mortality and expense risk charges (note 2) .......             (749)         (210,421)          (21,675)             (102)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (234)          241,004           (21,365)               12
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           54,812        11,883,259         1,089,120             8,144
  Cost of mutual fund shares sold ...................          (53,914)      (11,494,155)       (1,134,046)           (7,573)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              898           389,104           (44,926)              571
  Change in unrealized gain (loss) on investments ...           14,162          (590,584)          463,546             1,267
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           15,060          (201,480)          418,620             1,838
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -            22,570                 -               210
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           14,826            62,094           397,255             2,060
                                                        ==============    ==============    ==============    ==============

                                                           GVITIDCon         GVITIDMod       GVITIDModAgg      GVITIDModCon
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $       10,235            12,766             3,656             5,796
  Mortality and expense risk charges (note 2) .......           (6,890)           (9,228)           (3,558)           (3,455)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................            3,345             3,538                98             2,341
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          653,970           220,089            38,519           169,267
  Cost of mutual fund shares sold ...................         (642,759)         (215,108)          (34,968)         (161,615)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           11,211             4,981             3,551             7,652
  Change in unrealized gain (loss) on investments ...            8,955           118,252            66,416            22,559
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           20,166           123,233            69,967            30,211
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................              876               429                 -               734
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       24,387           127,200            70,065            33,286
                                                        ==============    ==============    ==============    ==============

                                                          GVITIntGro3       GVITSMdCpGr        GVITMyMkt        GVITNWFund
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -                 -           114,855            19,303
  Mortality and expense risk charges (note 2) .......             (283)          (13,920)         (258,364)          (50,113)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (283)          (13,920)         (143,509)          (30,810)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          137,686         2,564,893        52,262,393         1,436,261
  Cost of mutual fund shares sold ...................         (137,338)       (2,302,315)      (52,262,393)       (1,673,780)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............              348           262,578                 -          (237,519)
  Change in unrealized gain (loss) on investments ...            1,475            74,249                 -         1,058,890
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            1,823           336,827                 -           821,371
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            1,540           322,907          (143,509)          790,561
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                           GVITLead3        GVITSmCapGr      GVITSmCapVal       GVITSmComp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $          344                 -                25                 -
  Mortality and expense risk charges (note 2) .......           (2,266)           (5,389)          (73,183)         (108,060)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,922)           (5,389)          (73,158)         (108,060)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............           54,715         1,102,326         4,666,816         6,802,117
  Cost of mutual fund shares sold ...................          (49,735)       (1,080,836)       (5,204,572)       (6,828,650)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............            4,980            21,490          (537,756)          (26,533)
  Change in unrealized gain (loss) on investments ...           31,100            84,453         2,848,124         2,644,160
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           36,080           105,943         2,310,368         2,617,627
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       34,158           100,554         2,237,210         2,509,567
                                                        ==============    ==============    ==============    ==============

                                                          GVITTGroFoc      GVITTGroFoc3       GVITUSGro3      GVITVKMultiSec
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -                 -                 -            42,786
  Mortality and expense risk charges (note 2) .......             (176)             (173)           (1,648)          (12,414)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................             (176)             (173)           (1,648)           30,372
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............            2,130           123,448            99,011         1,429,122
  Cost of mutual fund shares sold ...................           (3,192)         (121,189)          (89,916)       (1,375,143)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           (1,062)            2,259             9,095            53,979
  Change in unrealized gain (loss) on investments ...            6,027                 -            11,461            (5,927)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................            4,965             2,259            20,556            48,052
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -            15,453                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............            4,789             2,086            34,361            78,424
                                                        ==============    ==============    ==============    ==============

                                                           JanCapAp         JanGlTechS2        JanGlTech        JanIntGroS2
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        1,265                 -                 -             2,166
  Mortality and expense risk charges (note 2) .......           (8,821)             (510)           (1,291)           (6,703)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,556)             (510)           (1,291)           (4,537)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        2,968,845            55,845            57,355            72,156
  Cost of mutual fund shares sold ...................       (3,032,973)          (59,781)          (78,449)          (65,966)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............          (64,128)           (3,936)          (21,094)            6,190
  Change in unrealized gain (loss) on investments ...          149,756            10,891            52,952           213,520
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           85,628             6,955            31,858           219,710
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $       78,072             6,445            30,567           215,173
                                                        ==============    ==============    ==============    ==============

                                                           JanIntGro         NBAMTGro         NBAMTGuard         NBAMTLMat
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            2,156                 -            18,929           260,976
  Mortality and expense risk charges (note 2) .......           (3,297)          (15,362)          (17,968)          (96,495)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (1,141)          (15,362)              961           164,481
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          196,479           950,116           553,526         5,535,441
  Cost of mutual fund shares sold ...................         (231,708)       (1,326,905)         (517,527)       (5,391,357)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............          (35,229)         (376,789)           35,999           144,084
  Change in unrealized gain (loss) on investments ...           92,856           622,218           328,776          (230,440)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................           57,627           245,429           364,775           (86,356)
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............           56,486           230,067           365,736            78,125
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                           NBAMTPart         OppAggGro          OppBdFd          OppCapAp
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $            -                 -           418,185            13,598
  Mortality and expense risk charges (note 2) .......          (60,829)           (4,302)          (99,805)          (49,044)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (60,829)           (4,302)          318,380           (35,446)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        4,911,180         5,017,047         3,005,421         6,476,872
  Cost of mutual fund shares sold ...................       (5,320,557)       (4,989,389)       (2,988,921)       (6,689,131)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (409,377)           27,658            16,500          (212,259)
  Change in unrealized gain (loss) on investments ...        1,710,275             3,415             6,204         1,067,051
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,300,898            31,073            22,704           854,792
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,240,069            26,771           341,084           819,346
                                                        ==============    ==============    ==============    ==============

                                                           OppGlSec3         OppGlSec          OppMSFund        OppMultStr
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -            53,875             7,335            79,993
  Mortality and expense risk charges (note 2) .......           (8,946)          (77,906)          (12,446)          (40,026)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (8,946)          (24,031)           (5,111)           39,967
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          583,595         5,093,313         1,658,484           630,184
  Cost of mutual fund shares sold ...................         (521,836)       (5,067,690)       (1,723,271)         (776,563)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           61,759            25,623           (64,787)         (146,379)
  Change in unrealized gain (loss) on investments ...          219,195         1,637,515           253,118           681,426
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          280,954         1,663,138           188,331           535,047
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............          272,008         1,639,107           183,220           575,014
                                                        ==============    ==============    ==============    ==============

                                                            StOpp2            StDisc2          StIntStk2         VEWrldBd
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $        4,235                 -             2,408            23,580
  Mortality and expense risk charges (note 2) .......          (71,890)           (9,394)             (399)          (16,405)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................          (67,655)           (9,394)            2,009             7,175
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............        3,195,352           930,390           228,808         1,464,674
  Cost of mutual fund shares sold ...................       (3,321,862)         (977,356)         (317,903)       (1,303,845)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............         (126,510)          (46,966)          (89,095)          160,829
  Change in unrealized gain (loss) on investments ...        1,693,881           221,694            80,132            (6,054)
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................        1,567,371           174,728            (8,963)          154,775
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    1,499,716           165,334            (6,954)          161,950
                                                        ==============    ==============    ==============    ==============

                                                          VEWrldEMkt         VEWrldHAs          VKEmMkt         VKUSRealEst
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              547             3,423                 -                 -
  Mortality and expense risk charges (note 2) .......           (7,679)           (6,927)           (9,933)          (56,864)
                                                        --------------    --------------    --------------    --------------
    Net investment income (loss) ....................           (7,132)           (3,504)           (9,933)          (56,864)
                                                        --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold .............          494,468         1,782,685           820,363         1,277,084
  Cost of mutual fund shares sold ...................         (461,334)       (1,694,489)         (719,065)       (1,336,502)
                                                        --------------    --------------    --------------    --------------
    Realized gain (loss) on investments .............           33,134            88,196           101,298           (59,418)
  Change in unrealized gain (loss) on investments ...          198,024            83,804            69,514         1,251,776
                                                        --------------    --------------    --------------    --------------
    Net gain (loss) on investments ..................          231,158           172,000           170,812         1,192,358
                                                        --------------    --------------    --------------    --------------
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............          224,026           168,496           160,879         1,135,494
                                                        ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                              ACVPBal
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      162,749         1,035,705            18,448            35,793
  Realized gain (loss) on investments ...............       (9,552,180)      (39,083,186)         (127,153)         (144,571)
  Change in unrealized gain (loss) on investments ...       50,364,824        (7,165,923)          436,225          (168,973)
  Reinvested capital gains ..........................           87,612         1,630,657                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............       41,063,005       (43,582,747)          327,520          (277,751)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................        1,973,234         3,008,251            13,733             2,100
  Transfers between funds ...........................                -                 -           342,713          (178,577)
  Redemptions (note 3) ..............................      (37,703,675)      (71,747,503)         (247,923)         (346,877)
  Annuity benefits ..................................          (22,169)          (27,824)                -                 -
  Adjustments to maintain reserves ..................           39,947           (14,181)               (8)              (17)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................      (35,712,663)      (68,781,257)          108,515          (523,371)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        5,350,342      (112,364,004)          436,035          (801,122)
Contract owners' equity beginning of period .........      209,794,312       322,158,316         1,928,997         2,730,119
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $  215,144,654       209,794,312         2,365,032         1,928,997
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................       17,567,588        23,359,249           154,557           194,967
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................       18,828,310         2,760,191            47,589               162
  Units redeemed ....................................      (21,327,100)       (8,551,852)          (41,188)          (40,572)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................       15,068,798        17,567,588           160,958           154,557
                                                        ==============    ==============    ==============    ==============

                                                                   ACVPCapAp                           ACVPIncGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (11,203)          (23,184)          (11,704)          (10,809)
  Realized gain (loss) on investments ...............         (220,102)       (1,241,255)         (243,762)         (662,924)
  Change in unrealized gain (loss) on investments ...          348,482           853,718           753,840          (302,930)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          117,177          (410,721)          498,374          (976,663)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            2,712             5,203            26,936            11,878
  Transfers between funds ...........................         (215,565)         (615,442)       (1,203,312)         (724,481)
  Redemptions (note 3) ..............................         (196,555)         (352,738)         (331,209)         (491,121)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (10)              (35)               14               (71)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (409,418)         (963,012)       (1,507,571)       (1,203,795)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (292,241)       (1,373,733)       (1,009,197)       (2,180,458)
Contract owners' equity beginning of period .........          962,166         2,335,899         2,984,597         5,165,055
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          669,925           962,166         1,975,400         2,984,597
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          116,451           219,542           375,337           516,121
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            7,059               557           470,346             1,389
  Units redeemed ....................................          (55,219)         (103,648)         (650,810)         (142,173)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           68,291           116,451           194,873           375,337
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  ACVPInflaPro                          ACVPInt
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          855                 -           (13,232)          (19,135)
  Realized gain (loss) on investments ...............              544                 -          (124,164)         (513,924)
  Change in unrealized gain (loss) on investments ...           11,296                 -           540,834          (711,556)
  Reinvested capital gains ..........................              116                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           12,811                 -           403,438        (1,244,615)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................              800                 -              (974)           14,613
  Transfers between funds ...........................          488,945                 -          (684,558)       (5,080,746)
  Redemptions (note 3) ..............................           (3,738)                -          (341,871)         (908,509)
  Annuity benefits ..................................                -                 -            (1,949)           (2,637)
  Adjustments to maintain reserves ..................               (5)                -               537           (28,037)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          486,002                 -        (1,028,815)       (6,005,316)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          498,813                 -          (625,377)       (7,249,931)
Contract owners' equity beginning of period .........                -                 -         2,554,509         9,804,440
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      498,813                 -         1,929,132         2,554,509
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           230,611           694,788
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           59,567                 -               278             1,135
  Units redeemed ....................................          (10,776)                -           (88,874)         (465,312)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           48,791                 -           142,015           230,611
                                                        ==============    ==============    ==============    ==============

                                                                    ACVPInt3                           ACVPUltra
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (16,897)          (17,133)           (2,365)              (97)
  Realized gain (loss) on investments ...............         (254,667)          (42,211)           12,551              (419)
  Change in unrealized gain (loss) on investments ...          738,107          (326,187)           28,290            (2,204)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          466,543          (385,531)           38,476            (2,720)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           38,172            51,255            24,000             2,700
  Transfers between funds ...........................         (617,390)        2,666,093            92,082           103,871
  Redemptions (note 3) ..............................         (182,639)         (161,945)          (35,249)             (179)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               37            26,875                (7)                2
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (761,820)        2,582,278            80,826           106,394
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (295,277)        2,196,747           119,302           103,674
Contract owners' equity beginning of period .........        2,196,747                 -           103,674                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,901,470         2,196,747           222,976           103,674
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          273,355                 -            13,024                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          212,742           288,730            29,405            13,046
  Units redeemed ....................................         (293,269)          (15,375)          (19,672)              (22)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          192,828           273,355            22,757            13,024
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPVal                             CSGPVen
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (26,069)          (48,716)           (2,387)           (4,292)
  Realized gain (loss) on investments ...............         (938,576)         (493,184)          (58,701)         (301,813)
  Change in unrealized gain (loss) on investments ...        2,087,984        (1,560,496)          121,431           181,321
  Reinvested capital gains ..........................                -           546,450                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,123,339        (1,555,946)           60,343          (124,784)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           42,954            60,563                 -             4,868
  Transfers between funds ...........................       (1,490,006)         (238,401)          (11,249)         (143,321)
  Redemptions (note 3) ..............................         (696,828)       (1,333,365)          (15,779)          (33,364)
  Annuity benefits ..................................           (1,447)           (1,892)                -                 -
  Adjustments to maintain reserves ..................             (134)           (2,031)               (1)               67
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (2,145,461)       (1,515,126)          (27,029)         (171,750)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............       (1,022,122)       (3,071,072)           33,314          (296,534)
Contract owners' equity beginning of period .........        7,091,586        10,162,658           159,241           455,775
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    6,069,464         7,091,586           192,555           159,241
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          500,024           616,782            22,752            42,254
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          277,750             4,679                 -               553
  Units redeemed ....................................         (440,983)         (121,437)           (3,846)          (20,055)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          336,791           500,024            18,906            22,752
                                                        ==============    ==============    ==============    ==============

                                                                    CSIntFoc                            CSSmCapGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (8,020)          (21,076)          (30,849)          (39,306)
  Realized gain (loss) on investments ...............          (38,486)           63,773          (501,993)       (2,208,408)
  Change in unrealized gain (loss) on investments ...          267,177          (276,266)        1,337,688         1,022,931
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          220,671          (233,569)          804,846        (1,224,783)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................              (76)           29,353            13,590            31,940
  Transfers between funds ...........................          (52,041)         (482,028)           26,331          (271,827)
  Redemptions (note 3) ..............................         (140,436)         (255,008)         (488,334)         (512,024)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                5           (13,153)               14               (52)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (192,548)         (720,836)         (448,399)         (751,963)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           28,123          (954,405)          356,447        (1,976,746)
Contract owners' equity beginning of period .........          852,514         1,806,919         1,897,133         3,873,879
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          880,637           852,514         2,253,580         1,897,133
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          122,181           204,407           212,852           284,014
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................               33             3,411            80,399             3,023
  Units redeemed ....................................          (25,989)          (85,637)         (120,540)          (74,185)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           96,225           122,181           172,711           212,852
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  DrySmCapIxS                           DrySRGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,666)             (161)          (13,980)          (22,681)
  Realized gain (loss) on investments ...............           26,926              (304)         (580,551)         (897,170)
  Change in unrealized gain (loss) on investments ...           28,110            (1,197)          794,525           281,880
  Reinvested capital gains ..........................            1,698                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           55,068            (1,662)          199,994          (637,971)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            14,025            36,767
  Transfers between funds ...........................          347,394            34,578          (124,293)         (511,019)
  Redemptions (note 3) ..............................          (24,969)                -          (213,517)         (369,667)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                4                (6)               (6)                1
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          322,429            34,572          (323,791)         (843,918)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          377,497            32,910          (123,797)       (1,481,889)
Contract owners' equity beginning of period .........           32,910                 -         1,124,823         2,606,712
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      410,407            32,910         1,001,026         1,124,823
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            4,330                 -           101,784           165,168
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           52,020             4,330            24,833             2,761
  Units redeemed ....................................          (16,583)                -           (53,672)          (66,145)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           39,767             4,330            72,945           101,784
                                                        ==============    ==============    ==============    ==============

                                                                    DryStkIx                            DryVIFApp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................            4,920           (39,314)           (1,923)           (2,588)
  Realized gain (loss) on investments ...............       (1,702,672)       (5,775,184)         (274,987)         (456,127)
  Change in unrealized gain (loss) on investments ...        5,484,598          (504,651)          811,034          (132,147)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,786,846        (6,319,149)          534,124          (590,862)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          167,283           221,362             9,027            26,484
  Transfers between funds ...........................         (166,477)       (4,120,591)           21,598         1,386,739
  Redemptions (note 3) ..............................       (1,835,570)       (3,701,338)         (403,981)         (495,780)
  Annuity benefits ..................................           (3,055)           (3,492)                -                 -
  Adjustments to maintain reserves ..................            8,613           (11,167)               31           (14,676)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,829,206)       (7,615,226)         (373,325)          902,767
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,957,640       (13,934,375)          160,799           311,905
Contract owners' equity beginning of period .........       15,843,432        29,777,807         3,163,733         2,851,828
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       17,801,072        15,843,432         3,324,532         3,163,733
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,167,942         1,679,514           306,829           227,008
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          558,531            14,899           124,312           100,551
  Units redeemed ....................................         (689,729)         (526,471)         (161,136)          (20,730)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................        1,036,744         1,167,942           270,005           306,829
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   DryVIFGrInc                          FedQualBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,671)          (17,635)           37,681           (15,071)
  Realized gain (loss) on investments ...............         (244,932)         (470,309)           73,577             5,299
  Change in unrealized gain (loss) on investments ...          494,750          (151,736)           (9,655)          130,256
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          242,147          (639,680)          101,603           120,484
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           14,938             9,672             5,187               (27)
  Transfers between funds ...........................         (220,789)          (97,754)        2,202,319         2,644,028
  Redemptions (note 3) ..............................         (175,967)         (414,354)         (298,141)         (144,351)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (3)              (40)               (8)              (31)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (381,821)         (502,476)        1,909,357         2,499,619
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (139,674)       (1,142,156)        2,010,960         2,620,103
Contract owners' equity beginning of period .........        1,347,612         2,489,768         2,620,103                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    1,207,938         1,347,612         4,631,063         2,620,103
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          143,370           194,920           245,375                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            7,731               992           323,661           258,078
  Units redeemed ....................................          (48,076)          (52,542)         (148,489)          (12,703)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          103,025           143,370           420,547           245,375
                                                        ==============    ==============    ==============    ==============

                                                                    FidVIPEI                            FidVIPGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           86,455            64,256          (147,842)         (184,578)
  Realized gain (loss) on investments ...............       (2,485,753)       (1,492,893)       (1,608,426)       (4,349,517)
  Change in unrealized gain (loss) on investments ...        5,901,473        (2,349,340)        5,125,445        (1,773,662)
  Reinvested capital gains ..........................                -           419,813                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,502,175        (3,358,164)        3,369,177        (6,307,757)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          132,300           167,108            52,714           181,258
  Transfers between funds ...........................          143,663          (429,099)        1,150,799        (2,112,775)
  Redemptions (note 3) ..............................       (2,212,477)       (2,579,221)       (1,702,747)       (2,332,676)
  Annuity benefits ..................................           (1,717)           (2,486)           (5,163)           (6,557)
  Adjustments to maintain reserves ..................              707           (17,091)           10,371           (11,500)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,937,524)       (2,860,789)         (494,026)       (4,282,250)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,564,651        (6,218,953)        2,875,151       (10,590,007)
Contract owners' equity beginning of period .........       13,544,259        19,763,212        11,087,127        21,677,134
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       15,108,910        13,544,259        13,962,278        11,087,127
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,036,618         1,237,868           902,181         1,214,827
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          623,652            11,837           483,991            13,290
  Units redeemed ....................................         (759,859)         (213,087)         (518,801)         (325,936)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          900,411         1,036,618           867,371           902,181
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPHI                            FidVIPOv
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      294,227           654,569            (7,128)          (13,288)
  Realized gain (loss) on investments ...............        1,443,317          (699,882)          (54,206)          (19,941)
  Change in unrealized gain (loss) on investments ...          890,835           333,332           538,064          (371,513)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,628,379           288,019           476,730          (404,742)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          100,437            94,046               (80)            8,092
  Transfers between funds ...........................        5,601,574        (1,879,808)         (163,094)         (557,632)
  Redemptions (note 3) ..............................       (1,089,185)         (976,250)         (270,986)         (215,071)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              160                 2           (40,447)            1,276
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        4,612,986        (2,762,010)         (474,607)         (763,335)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        7,241,365        (2,473,991)            2,123        (1,168,077)
Contract owners' equity beginning of period .........        7,841,683        10,315,674         1,487,267         2,655,344
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $   15,083,048         7,841,683         1,489,390         1,487,267
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          905,375         1,214,161           163,087           228,754
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................        2,119,947            10,514                26               695
  Units redeemed ....................................       (1,636,846)         (319,300)          (47,523)          (66,362)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................        1,388,476           905,375           115,590           163,087
                                                        ==============    ==============    ==============    ==============

                                                                   FidVIPOvR                            FidVIPAM
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (2,173)           (1,516)          119,072           175,847
  Realized gain (loss) on investments ...............           27,355            (9,877)         (388,941)         (728,258)
  Change in unrealized gain (loss) on investments ...           85,780           (28,691)        1,025,422          (170,218)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          110,962           (40,084)          755,553          (722,629)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           26,361            28,052            49,888           132,155
  Transfers between funds ...........................          132,088           254,251           (93,849)         (607,646)
  Redemptions (note 3) ..............................         (134,698)          (25,965)         (845,209)         (862,749)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................           38,381                94                25               (64)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           62,132           256,432          (889,145)       (1,338,304)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          173,094           216,348          (133,592)       (2,060,933)
Contract owners' equity beginning of period .........          216,348                 -         5,220,619         7,281,552
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          389,442           216,348         5,087,027         5,220,619
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           27,996                 -           398,413           499,835
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           42,914            30,354            23,913            10,016
  Units redeemed ....................................          (35,232)           (2,358)          (88,420)         (111,438)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           35,678            27,996           333,906           398,413
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FidVIPCon                           FidVIPIGBdS
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $     (124,856)          (85,770)             (125)                -
  Realized gain (loss) on investments ...............         (145,771)       (3,929,798)                5                 -
  Change in unrealized gain (loss) on investments ...        3,284,000         2,316,933               512                 -
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,013,373        (1,698,635)              392                 -
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          133,730           192,396                 -                 -
  Transfers between funds ...........................          100,853          (780,024)          101,346                 -
  Redemptions (note 3) ..............................       (1,690,331)       (2,546,595)             (410)                -
  Annuity benefits ..................................             (672)             (693)                -                 -
  Adjustments to maintain reserves ..................           (3,444)             (852)                8                 -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,459,864)       (3,135,768)          100,944                 -
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,553,509        (4,834,403)          101,336                 -
Contract owners' equity beginning of period .........       12,886,435        17,720,838                 -                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $   14,439,944        12,886,435           101,336                 -
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          799,285           981,897                 -                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          268,848            11,210            10,055                 -
  Units redeemed ....................................         (360,660)         (193,822)              (40)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          707,473           799,285            10,015                 -
                                                        ==============    ==============    ==============    ==============

                                                                   FidVIPGrOp                          FidVIPValS
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (11,565)           21,414           (12,395)              (32)
  Realized gain (loss) on investments ...............          (66,953)         (770,516)           47,810              (328)
  Change in unrealized gain (loss) on investments ...          521,588          (194,178)          344,330               183
  Reinvested capital gains ..........................                -                 -            13,695                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          443,070          (943,280)          393,440              (177)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           23,063            56,621             2,349                 -
  Transfers between funds ...........................         (279,118)       (2,912,834)        1,855,127             7,400
  Redemptions (note 3) ..............................         (227,831)         (511,410)           (8,789)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              476              (773)               42                (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (483,410)       (3,368,396)        1,848,729             7,398
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (40,340)       (4,311,676)        2,242,169             7,221
Contract owners' equity beginning of period .........        1,866,835         6,178,511             7,221                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,826,495         1,866,835         2,249,390             7,221
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          255,066           650,185               971                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           70,096             6,643           302,813               971
  Units redeemed ....................................         (130,184)         (401,762)         (109,267)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          194,978           255,066           194,517               971
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  GVITIntVal3                        GVITDMidCapl
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $          (52)                -           (30,989)          (22,878)
  Realized gain (loss) on investments ...............                1                 -          (127,806)          (26,928)
  Change in unrealized gain (loss) on investments ...            2,323                 -         1,046,184          (368,975)
  Reinvested capital gains ..........................                -                 -                22            22,441
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            2,272                 -           887,411          (396,340)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            30,134            39,721
  Transfers between funds ...........................           58,921                 -           263,897         2,177,374
  Redemptions (note 3) ..............................                -                 -          (501,442)         (318,990)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (2)                -            (2,719)             (707)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           58,919                 -          (210,130)        1,897,398
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           61,191                 -           677,281         1,501,058
Contract owners' equity beginning of period .........                -                 -         3,054,871         1,553,813
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       61,191                 -         3,732,152         3,054,871
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           361,298           153,386
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................            4,472                 -           458,509           234,063
  Units redeemed ....................................                -                 -          (487,180)          (26,151)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            4,472                 -           332,627           361,298
                                                        ==============    ==============    ==============    ==============

                                                                   GVITEmMrkts                        GVITEmMrkts3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (72)           (1,062)             (492)              (64)
  Realized gain (loss) on investments ...............              (15)           (6,321)           13,429              (939)
  Change in unrealized gain (loss) on investments ...            4,589            (3,707)           34,689              (711)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            4,502           (11,090)           47,626            (1,714)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               150               297                 -
  Transfers between funds ...........................                -             8,281           126,165            16,473
  Redemptions (note 3) ..............................                -           (75,873)           (2,423)           (2,685)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (3)               46              (194)               (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................               (3)          (67,396)          123,845            13,786
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            4,499           (78,486)          171,471            12,072
Contract owners' equity beginning of period .........            7,156            85,642            12,072                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............           11,655             7,156           183,543            12,072
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,056            10,558             1,610                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -             1,188            22,116             1,836
  Units redeemed ....................................                -           (10,690)           (8,693)             (226)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,056             1,056            15,033             1,610
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlFin3                          GVITGlHlth3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (467)              (53)           (1,305)              (67)
  Realized gain (loss) on investments ...............            5,454                (9)           12,016               (16)
  Change in unrealized gain (loss) on investments ...            5,328               109            (3,434)             (615)
  Reinvested capital gains ..........................           12,309                 -            19,500                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           22,624                47            26,777              (698)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -                 -                 -
  Transfers between funds ...........................          101,489            14,071           183,064            14,071
  Redemptions (note 3) ..............................           (6,249)             (535)          (44,597)             (529)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)               (4)               13                (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           95,236            13,532           138,480            13,540
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          117,860            13,579           165,257            12,842
Contract owners' equity beginning of period .........           13,579                 -            12,842                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      131,439            13,579           178,099            12,842
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,583                 -             1,553                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           18,311             1,641            21,247             1,609
  Units redeemed ....................................           (8,903)              (58)           (6,821)              (56)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           10,991             1,583            15,979             1,553
                                                        ==============    ==============    ==============    ==============

                                                                   GVITGlTech                          GVITGlTech3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              (56)              (75)             (918)               (3)
  Realized gain (loss) on investments ...............             (380)           (5,326)            3,628                (5)
  Change in unrealized gain (loss) on investments ...            2,246            (2,097)           10,650              (863)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            1,810            (7,498)           13,360              (871)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -                 -                 -
  Transfers between funds ...........................           (1,823)           (8,964)           99,505             5,150
  Redemptions (note 3) ..............................             (224)             (256)           (5,162)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (15)               24               (15)                -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           (2,062)           (9,196)           94,328             5,150
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............             (252)          (16,694)          107,688             4,279
Contract owners' equity beginning of period .........            3,422            20,116             4,279                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............            3,170             3,422           111,967             4,279
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,793             5,944               601                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                 -            23,593               601
  Units redeemed ....................................             (707)           (4,151)          (13,911)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,086             1,793            10,283               601
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlUtl3                          GVITGvtBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (234)                -           241,004           469,494
  Realized gain (loss) on investments ...............              898                 -           389,104           542,563
  Change in unrealized gain (loss) on investments ...           14,162                 -          (590,584)          211,701
  Reinvested capital gains ..........................                -                 -            22,570           144,205
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           14,826                 -            62,094         1,367,963
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                 -            69,354           158,123
  Transfers between funds ...........................          129,343                 -        (6,840,948)        6,330,077
  Redemptions (note 3) ..............................           (1,479)                -        (2,595,366)       (3,192,561)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                2                 -              (102)              (89)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          127,866                 -        (9,367,062)        3,295,550
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          142,692                 -        (9,304,968)        4,663,513
Contract owners' equity beginning of period .........                -                 -        18,731,788        14,068,275
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      142,692                 -         9,426,820        18,731,788
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -         1,289,459         1,059,220
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           19,219                 -           244,012           306,168
  Units redeemed ....................................           (5,666)                -          (887,912)          (75,929)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           13,553                 -           645,559         1,289,459
                                                        ==============    ==============    ==============    ==============

                                                                   GVITGrowth                           GVITIDAgg
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (21,365)          (47,960)               12                 -
  Realized gain (loss) on investments ...............          (44,926)         (883,344)              571                (2)
  Change in unrealized gain (loss) on investments ...          463,546          (424,910)            1,267              (388)
  Reinvested capital gains ..........................                -                 -               210                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          397,255        (1,356,214)            2,060              (390)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           13,025            84,595                 -                 -
  Transfers between funds ...........................         (154,057)         (704,623)           12,769             7,182
  Redemptions (note 3) ..............................         (260,864)         (681,463)           (2,732)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (17)             (779)               (2)               (3)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (401,913)       (1,302,270)           10,035             7,179
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           (4,658)       (2,658,484)           12,095             6,789
Contract owners' equity beginning of period .........        1,498,274         4,156,758             6,789                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        1,493,616         1,498,274            18,884             6,789
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          200,378           390,499               826                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           88,050            12,358             1,800               826
  Units redeemed ....................................         (135,730)         (202,479)             (858)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          152,698           200,378             1,768               826
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIDCon                           GVITIDMod
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $        3,345             5,417             3,538               901
  Realized gain (loss) on investments ...............           11,211            (4,835)            4,981            (1,352)
  Change in unrealized gain (loss) on investments ...            8,955            (1,395)          118,252            (6,688)
  Reinvested capital gains ..........................              876               338               429               225
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           24,387              (475)          127,200            (6,914)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -             5,000                 -            12,953
  Transfers between funds ...........................         (284,990)          770,497           758,240           275,529
  Redemptions (note 3) ..............................         (207,388)          (83,062)          (73,116)             (579)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (6)               (1)               16                (4)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (492,384)          692,434           685,140           287,899
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (467,997)          691,959           812,340           280,985
Contract owners' equity beginning of period .........          691,959                 -           280,985                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      223,962           691,959         1,093,325           280,985
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           69,792                 -            31,163                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           19,066            76,544            95,388            31,225
  Units redeemed ....................................          (67,616)           (6,752)          (24,062)              (62)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           21,242            69,792           102,489            31,163
                                                        ==============    ==============    ==============    ==============

                                                                  GVITIDModAgg                        GVITIDModCon
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................               98                81             2,341               400
  Realized gain (loss) on investments ...............            3,551            (1,718)            7,652            (1,827)
  Change in unrealized gain (loss) on investments ...           66,416               193            22,559              (815)
  Reinvested capital gains ..........................                -               148               734                72
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           70,065            (1,296)           33,286            (2,170)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            3,487                 -             2,200             4,900
  Transfers between funds ...........................          147,475           100,440           384,720            81,084
  Redemptions (note 3) ..............................          (12,046)             (302)          (16,895)          (19,910)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                9                (3)               (4)               (2)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          138,925           100,135           370,021            66,072
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          208,990            98,839           403,307            63,902
Contract owners' equity beginning of period .........           98,839                 -            63,902                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          307,829            98,839           467,209            63,902
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           11,533                 -             6,718                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           20,963            11,568            53,743             7,981
  Units redeemed ....................................           (3,717)              (35)          (16,626)           (1,263)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           28,779            11,533            43,835             6,718
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntGro3                         GVITSMdCpGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (283)              (24)          (13,920)           (5,229)
  Realized gain (loss) on investments ...............              348                (1)          262,578          (216,710)
  Change in unrealized gain (loss) on investments ...            1,475              (370)           74,249            26,225
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            1,540              (395)          322,907          (195,714)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,981                 -             1,003                 -
  Transfers between funds ...........................            6,466            12,419           213,435           (10,752)
  Redemptions (note 3) ..............................           (1,387)              (24)         (204,884)          (51,449)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (114)                4                11                (7)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................            6,946            12,399             9,565           (62,208)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            8,486            12,004           332,472          (257,922)
Contract owners' equity beginning of period .........           12,004                 -           186,038           443,960
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       20,490            12,004           518,510           186,038
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            1,547                 -            54,066            80,084
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           15,026             1,550           719,161                 -
  Units redeemed ....................................          (14,593)               (3)         (664,116)          (26,018)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            1,980             1,547           109,111            54,066
                                                        ==============    ==============    ==============    ==============

                                                                    GVITMyMkt                          GVITNWFund
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................         (143,509)          (68,892)          (30,810)          (30,604)
  Realized gain (loss) on investments ...............                -            (7,368)         (237,519)         (863,264)
  Change in unrealized gain (loss) on investments ...                -              (830)        1,058,890           (23,704)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............         (143,509)          (77,090)          790,561          (917,572)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................          459,626           597,135            17,670            51,231
  Transfers between funds ...........................       (3,443,732)        5,154,362          (139,783)       (1,005,732)
  Redemptions (note 3) ..............................       (8,998,596)      (33,081,762)         (495,218)         (679,885)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (17)           78,756               (82)               17
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................      (11,982,719)      (27,251,509)         (617,413)       (1,634,369)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............      (12,126,228)      (27,328,599)          173,148        (2,551,941)
Contract owners' equity beginning of period .........       22,432,507        49,761,106         3,403,033         5,954,974
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............       10,306,279        22,432,507         3,576,181         3,403,033
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................        1,835,875         4,064,345           273,755           390,166
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................        4,514,390           468,969            67,834             3,649
  Units redeemed ....................................       (5,499,711)       (2,697,439)         (112,661)         (120,060)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          850,554         1,835,875           228,928           273,755
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITLead3                           GVITSmCapGr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,922)             (320)           (5,389)           (6,485)
  Realized gain (loss) on investments ...............            4,980              (537)           21,490          (137,667)
  Change in unrealized gain (loss) on investments ...           31,100            (1,535)           84,453           (60,659)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           34,158            (2,392)          100,554          (204,811)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,500                 -               798             2,008
  Transfers between funds ...........................          (48,431)          156,951           238,587          (109,977)
  Redemptions (note 3) ..............................                -                 -          (109,861)          (65,282)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................                1                (2)               (3)              (39)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          (46,930)          156,949           129,521          (173,290)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (12,772)          154,557           230,075          (378,101)
Contract owners' equity beginning of period .........          154,557                 -           247,333           625,434
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      141,785           154,557           477,408           247,333
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           18,478                 -            53,252            88,529
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................              662            18,478           256,034               409
  Units redeemed ....................................           (5,445)                -          (231,605)          (35,686)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           13,695            18,478            77,681            53,252
                                                        ==============    ==============    ==============    ==============

                                                                  GVITSmCapVal                         GVITSmComp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          (73,158)         (135,399)         (108,060)         (123,699)
  Realized gain (loss) on investments ...............         (537,756)       (2,650,560)          (26,533)         (635,173)
  Change in unrealized gain (loss) on investments ...        2,848,124          (692,628)        2,644,160          (830,695)
  Reinvested capital gains ..........................                -           258,966                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,237,210        (3,219,621)        2,509,567        (1,589,567)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           18,556            34,753            26,218            69,973
  Transfers between funds ...........................          457,750         2,023,757           (41,349)          324,337
  Redemptions (note 3) ..............................         (777,674)       (3,504,893)         (883,345)       (1,199,647)
  Annuity benefits ..................................                -                 -            (2,734)           (3,276)
  Adjustments to maintain reserves ..................           (2,249)               31               (80)              (88)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (303,617)       (1,446,352)         (901,290)         (808,701)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,933,593        (4,665,973)        1,608,277        (2,398,268)
Contract owners' equity beginning of period .........        4,411,372         9,077,345         7,343,664         9,741,932
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        6,344,965         4,411,372         8,951,941         7,343,664
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          413,285           610,425           459,867           496,847
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          442,240           280,572           400,718            18,106
  Units redeemed ....................................         (470,985)         (477,712)         (457,080)          (55,086)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          384,540           413,285           403,505           459,867
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITTGroFoc                        GVITTGroFoc3
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $         (176)             (495)             (173)                -
  Realized gain (loss) on investments ...............           (1,062)            4,485             2,259                 -
  Change in unrealized gain (loss) on investments ...            6,027           (13,257)                -                 -
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............            4,789            (9,267)            2,086                 -
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -                37                 -                 -
  Transfers between funds ...........................                -          (122,157)               84                 -
  Redemptions (note 3) ..............................           (1,502)          (38,412)           (2,170)                -
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (131)              450                 -                 -
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           (1,633)         (160,082)           (2,086)                -
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............            3,156          (169,349)                -                 -
Contract owners' equity beginning of period .........           11,258           180,607                 -                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $       14,414            11,258                 -                 -
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................            5,264            47,553                 -                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                10            12,762                 -
  Units redeemed ....................................             (734)          (42,299)          (12,762)                -
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................            4,530             5,264                 -                 -
                                                        ==============    ==============    ==============    ==============

                                                                   GVITUSGro3                        GVITVKMultiSec
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (1,648)                -            30,372            23,534
  Realized gain (loss) on investments ...............            9,095                 -            53,979            (7,976)
  Change in unrealized gain (loss) on investments ...           11,461                 -            (5,927)           10,413
  Reinvested capital gains ..........................           15,453                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           34,361                 -            78,424            25,971
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                3                 -             9,374             7,168
  Transfers between funds ...........................          325,609                 -           (59,034)          554,302
  Redemptions (note 3) ..............................           (5,622)                -          (210,494)          (36,422)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)                -               (47)              (65)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          319,986                 -          (260,201)          524,983
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          354,347                 -          (181,777)          550,954
Contract owners' equity beginning of period .........                -                 -           799,544           248,590
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          354,347                 -           617,767           799,544
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -            70,928            23,299
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           39,990                 -           103,377            50,530
  Units redeemed ....................................          (11,104)                -          (124,706)           (2,901)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           28,886                 -            49,599            70,928
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    JanCapAp                           JanGlTechS2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,556)          (11,741)             (510)             (177)
  Realized gain (loss) on investments ...............          (64,128)         (501,940)           (3,936)             (215)
  Change in unrealized gain (loss) on investments ...          149,756           305,437            10,891            (5,616)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           78,072          (208,244)            6,445            (6,008)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           14,984            11,342               337               168
  Transfers between funds ...........................         (179,885)         (241,583)           62,388            26,046
  Redemptions (note 3) ..............................         (251,805)         (199,943)          (11,628)           (1,161)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................           (1,340)              327                (3)                1
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (418,046)         (429,857)           51,094            25,054
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (339,974)         (638,101)           57,539            19,046
Contract owners' equity beginning of period .........          774,575         1,412,676            19,046                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      434,601           774,575            76,585            19,046
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          154,472           233,415             2,688                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          548,102             2,081            12,117             2,802
  Units redeemed ....................................         (629,428)          (81,024)           (7,351)             (114)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           73,146           154,472             7,454             2,688
                                                        ==============    ==============    ==============    ==============

                                                                   JanGlTech                           JanIntGroS2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (1,291)           (3,703)           (4,537)             (955)
  Realized gain (loss) on investments ...............          (21,094)         (203,768)            6,190           (22,296)
  Change in unrealized gain (loss) on investments ...           52,952            55,999           213,520            (6,311)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           30,567          (151,472)          215,173           (29,562)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               113             1,852               514
  Transfers between funds ...........................          (35,447)         (231,859)          875,953            90,177
  Redemptions (note 3) ..............................          (20,592)         (111,319)           (9,001)           (5,230)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (6)                9                 -                (1)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          (56,045)         (343,056)          868,804            85,460
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          (25,478)         (494,528)        1,083,977            55,898
Contract owners' equity beginning of period .........           97,375           591,903            55,898                 -
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............           71,897            97,375         1,139,875            55,898
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           40,341           142,740             7,229                 -
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                34           111,088             7,623
  Units redeemed ....................................          (19,707)         (102,433)           (7,142)             (394)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           20,634            40,341           111,175             7,229
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    JanIntGro                           NBAMTGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (1,141)           (5,571)          (15,362)          (23,283)
  Realized gain (loss) on investments ...............          (35,229)          (40,700)         (376,789)         (434,060)
  Change in unrealized gain (loss) on investments ...           92,856          (111,669)          622,218          (202,855)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           56,486          (157,940)          230,067          (660,198)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -               134            10,939             8,178
  Transfers between funds ...........................         (130,990)         (488,186)          (68,840)         (574,194)
  Redemptions (note 3) ..............................          (62,203)         (112,147)         (141,551)         (300,483)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              127              (258)              (13)              685
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (193,066)         (600,457)         (199,465)         (865,814)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (136,580)         (758,397)           30,602        (1,526,012)
Contract owners' equity beginning of period .........          284,676         1,043,073         1,093,187         2,619,199
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      148,096           284,676         1,123,789         1,093,187
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           65,481           175,540           120,078           195,163
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................                -                25            69,552               709
  Units redeemed ....................................          (39,788)         (110,084)          (94,308)          (75,794)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           25,693            65,481            95,322           120,078
                                                        ==============    ==============    ==============    ==============

                                                                   NBAMTGuard                           NBAMTLMat
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................              961            (5,882)          164,481           187,268
  Realized gain (loss) on investments ...............           35,999          (260,657)          144,084            29,994
  Change in unrealized gain (loss) on investments ...          328,776           (32,339)         (230,440)           31,161
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          365,736          (298,878)           78,125           248,423
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           11,268            51,230            82,708           117,800
  Transfers between funds ...........................        1,611,885          (153,747)       (1,134,335)        3,104,575
  Redemptions (note 3) ..............................          (91,461)         (198,702)       (1,308,265)       (1,340,543)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (465)              899                (4)              (21)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        1,531,227          (300,320)       (2,359,896)        1,881,811
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,896,963          (599,198)       (2,281,771)        2,130,234
Contract owners' equity beginning of period .........          539,964         1,139,162         7,550,760         5,420,526
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        2,436,927           539,964         5,268,989         7,550,760
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           73,317           112,115           583,492           434,841
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          252,731             6,599           265,961           192,323
  Units redeemed ....................................          (71,229)          (45,397)         (446,075)          (43,672)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          254,819            73,317           403,378           583,492
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    NBAMTPart                              OppAggGro
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (60,829)          (36,955)           (4,302)           (1,569)
  Realized gain (loss) on investments ...............         (409,377)         (330,639)           27,658           (97,015)
  Change in unrealized gain (loss) on investments ...        1,710,275          (900,671)            3,415           (16,693)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,240,069        (1,268,265)           26,771          (115,277)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           72,644            63,628             4,143             5,228
  Transfers between funds ...........................         (390,314)         (408,111)          171,312           (79,933)
  Redemptions (note 3) ..............................         (867,212)         (793,773)         (160,115)          (65,062)
  Annuity benefits ..................................           (1,424)           (1,833)                -                 -
  Adjustments to maintain reserves ..................                7               158               (64)               98
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (1,186,299)       (1,139,931)           15,276          (139,669)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............           53,770        (2,408,196)           42,047          (254,946)
Contract owners' equity beginning of period .........        3,418,845         5,827,041           205,774           460,720
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    3,472,615         3,418,845           247,821           205,774
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          279,376           355,870            55,099            87,787
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          333,751             4,276         1,322,723             1,223
  Units redeemed ....................................         (399,905)          (80,770)       (1,324,209)          (33,911)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          213,222           279,376            53,613            55,099
                                                        ==============    ==============    ==============    ==============

                                                                    OppBdFd                             OppCapAp
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          318,380           590,120           (35,446)          (38,507)
  Realized gain (loss) on investments ...............           16,500          (177,106)         (212,259)       (2,045,798)
  Change in unrealized gain (loss) on investments ...            6,204           178,833         1,067,051           142,618
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          341,084           591,847           819,346        (1,941,687)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           84,535           101,461             7,628            24,517
  Transfers between funds ...........................         (911,042)       (1,719,908)          428,286        (1,470,538)
  Redemptions (note 3) ..............................       (1,339,454)       (1,427,469)         (720,824)         (895,120)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              761            12,594                36               417
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................       (2,165,200)       (3,033,322)         (284,874)       (2,340,724)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............       (1,824,116)       (2,441,475)          534,472        (4,282,411)
Contract owners' equity beginning of period .........        7,731,672        10,173,147         3,051,771         7,334,182
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............        5,907,556         7,731,672         3,586,243         3,051,771
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          572,252           809,413           281,157           487,030
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           81,622             7,900           584,467             2,156
  Units redeemed ....................................         (238,368)         (245,061)         (609,595)         (208,029)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          415,506           572,252           256,029           281,157
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   OppGlSec3                           OppGlSec
                                                        --------------------------------    --------------------------------
                                                             2003              2002             2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (8,946)                -           (24,031)          (75,276)
  Realized gain (loss) on investments ...............           61,759                 -            25,623        (1,933,559)
  Change in unrealized gain (loss) on investments ...          219,195                 -         1,637,515           (28,290)
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          272,008                 -         1,639,107        (2,037,125)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           15,861                 -            35,316            63,489
  Transfers between funds ...........................        1,345,323                 -        (2,591,881)          731,816
  Redemptions (note 3) ..............................         (175,973)                -          (848,963)       (1,223,335)
  Annuity benefits ..................................                -                 -            (3,012)           (3,984)
  Adjustments to maintain reserves ..................              (26)                -              (252)              150
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................        1,185,185                 -        (3,408,792)         (431,864)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        1,457,193                 -        (1,769,685)       (2,468,989)
Contract owners' equity beginning of period .........                -                 -         6,785,273         9,254,262
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    1,457,193                 -         5,015,588         6,785,273
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................                -                 -           413,784           432,852
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          165,993                 -           130,026            35,429
  Units redeemed ....................................          (63,476)                -          (326,740)          (54,497)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          102,517                 -           217,070           413,784
                                                        ==============    ==============    ==============    ==============

                                                                   OppMSFund                           OppMultStr
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (5,111)           (4,847)           39,967            74,189
  Realized gain (loss) on investments ...............          (64,787)         (105,703)         (146,379)         (201,510)
  Change in unrealized gain (loss) on investments ...          253,118           (35,420)          681,426          (362,880)
  Reinvested capital gains ..........................                -                 -                 -            50,467
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          183,220          (145,970)          575,014          (439,734)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................                -            11,085             2,406            22,090
  Transfers between funds ...........................          415,747            16,043            77,743          (239,049)
  Redemptions (note 3) ..............................         (275,946)          (64,443)         (344,273)         (415,764)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (4)               (6)               19           (17,992)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          139,797           (37,321)         (264,105)         (650,715)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          323,017          (183,291)          310,909        (1,090,449)
Contract owners' equity beginning of period .........          666,383           849,674         2,789,222         3,879,671
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          989,400           666,383         3,100,131         2,789,222
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          104,893           107,027           200,791           246,609
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          277,363             1,551            23,981             1,600
  Units redeemed ....................................         (257,549)           (3,685)          (43,547)          (47,418)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          124,707           104,893           181,225           200,791
                                                        ==============    ==============    ==============    ==============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     StOpp2                              StDisc2
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $      (67,655)          (81,722)           (9,394)          (16,646)
  Realized gain (loss) on investments ...............         (126,510)       (2,926,328)          (46,966)          (82,310)
  Change in unrealized gain (loss) on investments ...        1,693,881           438,124           221,694           (15,012)
  Reinvested capital gains ..........................                -            95,855                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,499,716        (2,474,071)          165,334          (113,968)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           30,195            33,847             5,034            22,150
  Transfers between funds ...........................        1,218,079        (1,622,247)         (664,980)          455,558
  Redemptions (note 3) ..............................         (735,717)         (710,374)          (96,098)         (213,361)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................              (67)              236                 8               (12)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          512,490        (2,298,538)         (756,036)          264,335
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............        2,012,206        (4,772,609)         (590,702)          150,367
Contract owners' equity beginning of period .........        4,166,819         8,939,428         1,216,617         1,066,250
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $    6,179,025         4,166,819           625,915         1,216,617
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................          278,354           430,675           111,728            84,903
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................          258,907             2,243            13,055            35,107
  Units redeemed ....................................         (231,552)         (154,564)          (82,951)           (8,282)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................          305,709           278,354            41,832           111,728
                                                        ==============    ==============    ==============    ==============

                                                                   StIntStk2                            VEWrldBd
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................            2,009             4,822             7,175           (14,173)
  Realized gain (loss) on investments ...............          (89,095)           (2,985)          160,829            88,795
  Change in unrealized gain (loss) on investments ...           80,132           (87,872)           (6,054)           92,068
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............           (6,954)          (86,035)          161,950           166,690
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            1,086             1,607             1,776                47
  Transfers between funds ...........................         (224,841)           30,820           (20,465)          388,845
  Redemptions (note 3) ..............................           (4,230)          (31,179)         (141,159)         (106,892)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................             (119)               24               (35)               10
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................         (228,104)            1,272          (159,883)          282,010
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............         (235,058)          (84,763)            2,067           448,700
Contract owners' equity beginning of period .........          235,058           319,821         1,224,461           775,761
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............                -           235,058         1,226,528         1,224,461
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           45,998            45,305           104,803            79,607
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................              207             1,033           105,948            30,628
  Units redeemed ....................................          (46,205)             (340)         (120,601)           (5,432)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................                -            45,998            90,150           104,803
                                                        ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   VEWrldEMkt                          VEWrldHAs
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................   $       (7,132)           (8,766)           (3,504)           (5,443)
  Realized gain (loss) on investments ...............           33,134           113,915            88,196           (12,933)
  Change in unrealized gain (loss) on investments ...          198,024          (125,217)           83,804             1,670
  Reinvested capital gains ..........................                -                 -                 -                 -
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          224,026           (20,068)          168,496           (16,706)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................            2,265             6,287               102             6,783
  Transfers between funds ...........................          133,966            20,209          (272,339)          460,470
  Redemptions (note 3) ..............................          (63,523)         (219,635)         (146,653)          (19,986)
  Annuity benefits ..................................             (996)             (974)                -                 -
  Adjustments to maintain reserves ..................              (51)          (16,374)             (491)               11
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................           71,661          (210,487)         (419,381)          447,278
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          295,687          (230,555)         (250,885)          430,572
Contract owners' equity beginning of period .........          478,085           708,640           778,870           348,298
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............   $      773,772           478,085           527,985           778,870
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           79,884           113,253           105,401            45,133
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           78,017             4,578           170,299            62,740
  Units redeemed ....................................          (72,654)          (37,947)         (225,727)           (2,472)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           85,247            79,884            49,973           105,401
                                                        ==============    ==============    ==============    ==============

                                                                    VKEmMkt                            VKUSRealEst
                                                        --------------------------------    --------------------------------
                                                             2003              2002              2003              2002
                                                        --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (9,933)           21,669           (56,864)           50,838
  Realized gain (loss) on investments ...............          101,298                89           (59,418)          108,114
  Change in unrealized gain (loss) on investments ...           69,514             1,961         1,251,776          (391,357)
  Reinvested capital gains ..........................                -                 -                 -            91,677
                                                        --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          160,879            23,719         1,135,494          (140,728)
                                                        --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) .........................................           10,763             2,388            29,097            17,959
  Transfers between funds ...........................          297,239           109,178           208,975           378,511
  Redemptions (note 3) ..............................         (156,301)          (48,043)         (494,623)         (638,461)
  Annuity benefits ..................................                -                 -                 -                 -
  Adjustments to maintain reserves ..................               (1)               (3)           32,336            (1,383)
                                                        --------------    --------------    --------------    --------------
      Net equity transactions .......................          151,700            63,520          (224,215)         (243,374)
                                                        --------------    --------------    --------------    --------------

Net change in contract owners' equity ...............          312,579            87,239           911,279          (384,102)
Contract owners' equity beginning of period .........          398,688           311,449         3,727,655         4,111,757
                                                        --------------    --------------    --------------    --------------
Contract owners' equity end of period ...............          711,267           398,688         4,638,934         3,727,655
                                                        ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...................................           35,249            29,639           206,275           222,465
                                                        --------------    --------------    --------------    --------------
  Units purchased ...................................           79,154             7,299            58,052            26,525
  Units redeemed ....................................          (64,499)           (1,689)          (74,907)          (42,715)
                                                        --------------    --------------    --------------    --------------
  Ending units ......................................           49,904            35,249           189,420           206,275
                                                        ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I
               (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II
               (ACVPInflaPro)
              American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
               (DrySmCapIxS)

            Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

            Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Growth and Income Portfolio - Initial Shares
               (DryVIFGrInc)

            Portfolio of the Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity(R) VIP);
              Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
               (FidVIPEI)
              Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

            Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity(R) VIP II);
              Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
               (FidVIPAM)
              Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
               (FidVIPCon)
              Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
               Class (FidVIPIGBdS)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund III
             (Fidelity(R) VIP III);
              Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
               Class (FidVIPGrOp)
              Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
               (FidVIPVaIS)

            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT);
              Gartmore GVIT Dreyfus International Value Fund - Class III
               (GVITIntVal3)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
               (GVITGlFin3)
              Gartmore GVIT Global Health Sciences Fund - Class III
               (GVITGlHlth3)
              Gartmore GVIT Global Technology and Communications Fund - Class I
               (GVITGlTech)
              Gartmore GVIT Global Technology and Communications Fund -
               Class III (GVITGlTech3)
              Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
              Gartmore GVIT ID Conservative Fund (GVITIDCon)
              Gartmore GVIT ID Moderate Fund (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III (GVITIntGro3) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class I)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                (formerly Gartmore GVIT Total Return Fund - Class I)
              Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
              Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)* Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
               (GVITVKMultiSec)
                (formerly Gartmore GVIT MAS Multi Sector Bond Fund - Class I)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Capital Appreciation Portfolio - Service Shares
               (JanCapAp)
              Janus AS - Global Technology Portfolio - Service II Shares
               (JanGlTechS2)
              Janus AS - Global Technology Portfolio - Service Shares
               (JanGlTech)
              Janus AS - International Growth Portfolio - Service II Shares
               (JanIntGroS2)
              Janus AS - International Growth Portfolio - Service Shares
               (JanIntGro)

            Portfolios of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
              Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
               (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
               (NBAMTLMat)
              Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

            Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

            Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

            Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

            Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

            Oppenheimer Main Street(R)Fund/VA - Initial Class (OppMSFund)

            Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

            Strong Opportunity Fund II, Inc.(StOpp2)

            Portfolio of the Strong Variable Insurance Funds, Inc.(Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
              Strong VIF - Strong International Stock Fund II (StIntStk2)*

            Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
              Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Portfolios of the Van Kampen Universal Institutional Funds, Inc.
             (Van Kampen UIF);
              Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
               (VKEmMkt)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A
               (VKUSRealEst)

            *At December 31, 2003 contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $58,016 and $88,041, respectively, and total transfers from the Account to the fixed account were $13,996 and $23,389, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $335,041 and $459,074 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003.

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
American Century VP - Balanced
 Fund - Class I
  2003 .................................        1.45%     160,958   $  14.693472  $   2,365,032        2.23%        17.73%
  2002 .................................        1.45%     154,557      12.480812      1,928,997        2.98%       -10.87%
  2001 .................................        1.45%     194,967      14.002938      2,730,111        2.87%        -4.95%
  2000 .................................        1.45%     228,249      14.731718      3,362,500        2.84%        -4.05%
  1999 .................................        1.45%     271,810      15.354284      4,173,448        2.08%         8.46%

American Century VP - Capital
 Appreciation Fund - Class I
  2003 .................................        1.45%      68,291       9.809853        669,925        0.00%        18.73%
  2002 .................................        1.45%     116,451       8.262412        962,166        0.00%       -22.34%
  2001 .................................        1.45%     219,542      10.639891      2,335,903        0.00%       -29.12%
  2000 .................................        1.45%     340,105      15.010437      5,105,125        0.00%         7.46%
  1999 .................................        1.45%     261,538      13.968271      3,653,234        0.00%        62.14%

American Century VP - Income &
 Growth Fund - Class I
  2003 .................................        1.45%     194,873      10.136856      1,975,400        0.91%        27.48%
  2002 .................................        1.45%     375,337       7.951780      2,984,597        1.17%       -20.54%
  2001 .................................        1.45%     516,121      10.007447      5,165,054        0.71%        -9.69%
  2000 .................................        1.45%     408,827      11.081251      4,530,315        0.61%       -11.90%
  1999 .................................        1.45%     257,679      12.578672      3,241,260        0.02%        16.31%

American Century VP - Inflation
 Protection Fund - Class II
  2003 .................................        1.45%      48,791      10.223456        498,813        1.36%         2.23% 04/30/03

American Century VP - International
 Fund - Class I
  2003 .................................        1.45%     142,015      13.579522      1,928,496        0.82%        22.71%
  2002 .................................        1.45%     230,611      11.066697      2,552,102        1.05%       -21.53%
  2001 .................................        1.45%     694,788      14.102730      9,798,408        0.09%       -30.21%
  2000 .................................        1.45%     927,817      20.206944     18,748,346        0.17%       -18.03%
  1999 .................................        1.45%     978,102      24.650510     24,110,713        0.00%        61.67%

American Century VP - International
 Fund - Class III
  2003 .................................        1.45%     192,828       9.860964      1,901,470        0.68%        22.71%
  2002 .................................        1.45%     273,355       8.036243      2,196,747        0.00%       -19.64% 05/01/02

American Century VP - Ultra(R)
 Fund - Class I
  2003 .................................        1.45%      22,757       9.798135        222,976        0.00%        23.09%
  2002 .................................        1.45%      13,024       7.960197        103,674        0.36%       -20.40% 05/01/02

American Century VP - Value
 Fund - Class I
  2003 .................................        1.45%     336,791      18.019985      6,068,969        0.74%        27.09%
  2002 .................................        1.45%     500,024      14.178860      7,089,770        0.98%       -13.89%
  2001 .................................        1.45%     616,782      16.465719     10,155,759        0.63%        11.18%
  2000 .................................        1.45%     211,784      14.810356      3,136,596        0.87%        16.44%
  1999 .................................        1.45%     167,334      12.719374      2,128,384        0.82%        -2.29%

Credit Suisse Trust - Global
 Post - Venture Capital Portfolio
  2003 .................................        1.45%      18,906      10.184879        192,555        0.00%        45.52%
  2002 .................................        1.45%      22,752       6.998987        159,241        0.00%       -35.11%
  2001 .................................        1.45%      42,254      10.786491        455,772        0.00%       -29.68%
  2000 .................................        1.45%      72,170      15.338808      1,107,002        0.00%       -20.11%
  1999 .................................        1.45%      78,372      19.199834      1,504,729        0.00%        61.13%

Credit Suisse Trust - International
 Focus Portfolio
  2003 .................................        1.45%      96,225       9.151856        880,637        0.43%        31.16%
  2002 .................................        1.45%     122,181       6.977468        852,514        0.00%       -21.07%
  2001 .................................        1.45%     204,407       8.839792      1,806,915        0.00%       -23.41%
  2000 .................................        1.45%     284,709      11.541697      3,286,025        0.00%       -26.97%
  1999 .................................        1.45%     343,412      15.803207      5,427,011        0.00%        51.21%

Credit Suisse Trust - Small Cap
 Growth Portfolio
  2003 .................................        1.45%     172,711      13.048269      2,253,580        0.00%        46.40%
  2002 .................................        1.45%     212,852       8.912919      1,897,133        0.00%       -34.65%
  2001 .................................        1.45%     284,014      13.639726      3,873,873        0.00%       -17.24%
  2000 .................................        1.45%     374,546      16.480247      6,172,611        0.00%       -19.30%
  1999 .................................        1.45%     733,658      20.420490     14,981,656        0.00%        66.63%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                    UNIT          OWNERS'       INCOME         TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY       RATIO**       RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Dreyfus IP - Small Cap Stock Index
 Portfolio - Service Class
  2003 .................................        1.45%      39,767   $  10.320294  $     410,407        0.24%        35.78%
  2002 .................................        1.45%       4,330       7.600492         32,910        0.30%       -24.00% 05/01/02

Dreyfus Socially Responsible
 Growth Fund, Inc., The
  2003 .................................        1.45%      72,945      13.723018      1,001,026        0.10%        24.18%
  2002 .................................        1.45%     101,784      11.051082      1,124,823        0.16%       -29.98%
  2001 .................................        1.45%     165,168      15.782223      2,606,718        0.05%       -23.71%
  2000 .................................        1.45%     257,488      20.685971      5,326,389        0.68%       -12.32%
  1999 .................................        1.45%     319,941      23.591580      7,547,914        0.01%        28.20%

Dreyfus Stock Index Fund,
 Inc. - Initial Shares
  2003 .................................        1.45%   1,036,744      17.160617     17,791,167        1.42%        26.50%
  2002 .................................        1.45%   1,167,942      13.565256     15,843,432        1.24%       -23.49%
  2001 .................................        1.45%   1,679,514      17.730015     29,777,808        0.94%       -13.46%
  2000 .................................        1.45%   2,426,165      20.488199     49,707,751        0.99%       -10.59%
  1999 .................................        1.45%   2,657,830      22.914747     60,903,502        1.04%        18.86%

Dreyfus VIF - Appreciation
 Portfolio - Initial Shares
  2003 .................................        1.45%     270,005      12.312854      3,324,532        1.31%        19.41%
  2002 .................................        1.45%     306,829      10.311062      3,163,733        1.32%       -17.92%
  2001 .................................        1.45%     227,008      12.562700      2,851,833        0.80%       -10.63%
  2000 .................................        1.45%     236,364      14.057304      3,322,641        0.52%        -2.08%
  1999 .................................        1.45%     360,852      14.356471      5,180,561        1.63%         9.84%

Dreyfus VIF - Growth and Income
 Portfolio - Initial Shares
  2003 .................................        1.45%     103,025      11.724710      1,207,938        0.73%        24.74%
  2002 .................................        1.45%     143,370       9.399537      1,347,612        0.61%       -26.41%
  2001 .................................        1.45%     194,920      12.773299      2,489,771        0.47%        -7.22%
  2000 .................................        1.45%     216,765      13.767307      2,984,270        0.62%        -5.17%
  1999 .................................        1.45%     267,211      14.517630      3,879,270        0.59%        15.19%

Federated IS - Quality Bond
 Fund II - Primary Shares
  2003 .................................        1.45%     420,547      11.011999      4,631,063        2.63%         3.13%
  2002 .................................        1.45%     245,375      10.677956      2,620,103        0.00%         6.78% 05/01/02

Fidelity(R) VIP - Equity-Income
 Portfolio - Initial Class
  2003 .................................        1.45%     900,411      16.780015     15,108,910        2.03%        28.44%
  2002 .................................        1.45%   1,036,618      13.064255     13,542,642        1.85%       -18.15%
  2001 .................................        1.45%   1,237,868      15.961729     19,758,514        1.80%        -6.34%
  2000 .................................        1.45%   1,419,163      17.042623     24,186,260        1.87%         6.86%
  1999 .................................        1.45%   2,098,395      15.949005     33,467,312        1.74%         4.79%

Fidelity(R) VIP - Growth
 Portfolio - Initial Class
  2003 .................................        1.45%     867,371      16.085893     13,952,437        0.26%        30.92%
  2002 .................................        1.45%     902,181      12.286405     11,084,561        0.28%       -31.12%
  2001 .................................        1.45%   1,214,827      17.837538     21,669,523        0.09%       -18.85%
  2000 .................................        1.45%   1,849,240      21.981588     40,649,232        0.15%       -12.26%
  1999 .................................        1.45%   1,803,875      25.054513     45,195,210        0.16%        35.45%

Fidelity(R) VIP - High Income
 Portfolio - Initial Class
  2003 .................................        1.45%   1,388,476      10.863024     15,083,048        4.00%        25.42%
  2002 .................................        1.45%     905,375       8.661254      7,841,683        8.48%         1.94%
  2001 .................................        1.45%   1,214,161       8.496135     10,315,676       15.69%       -13.02%
  2000 .................................        1.45%   1,263,020       9.767880     12,337,028        8.65%       -23.59%
  1999 .................................        1.45%   2,271,367      12.783993     29,037,140       10.00%         6.59%

Fidelity(R) VIP - Overseas
 Portfolio - Initial Class
  2003 .................................        1.45%     115,590      12.885114      1,489,390        0.88%        41.29%
  2002 .................................        1.45%     163,087       9.119469      1,487,267        0.91%       -21.44%
  2001 .................................        1.45%     228,754      11.607874      2,655,348       10.94%       -22.32%
  2000 .................................        1.45%     392,157      14.942870      5,859,951        2.36%       -20.28%
  1999 .................................        1.45%     434,605      18.743279      8,145,923        1.19%        40.56%

Fidelity(R) VIP - Overseas
 Portfolio - Initial Class R
  2003 .................................        1.45%      35,678      10.915454        389,442        0.71%        41.25%
  2002 .................................        1.45%      27,996       7.727823        216,348        0.00%       -22.72% 05/01/02

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Fidelity(R) VIP II - Asset Manager
 Portfolio - Initial Class
  2003 .................................        1.45%     333,906   $  15.234907  $   5,087,027        3.75%        16.27%
  2002 .................................        1.45%     398,413      13.103536      5,220,619        4.25%       -10.05%
  2001 .................................        1.45%     499,835      14.567924      7,281,558        4.41%        -5.49%
  2000 .................................        1.45%     600,637      15.413978      9,258,206        3.49%        -5.31%
  1999 .................................        1.45%     740,236      16.279126     12,050,395        3.37%         9.48%

Fidelity(R) VIP II - Contrafund(R)
 Portfolio - Initial Class
  2003 .................................        1.45%     707,473      20.409874     14,439,435        0.44%        26.60%
  2002 .................................        1.45%     799,285      16.121173     12,885,412        0.91%       -10.66%
  2001 .................................        1.45%     981,897      18.045652     17,718,972        0.59%       -13.52%
  2000 .................................        1.45%   1,215,343      20.868027     25,361,811        0.30%        -7.97%
  1999 .................................        1.45%   1,507,921      22.675266     34,192,510        0.54%        22.45%

Fidelity(R) VIP II - Investment Grade
 Bond Portfolio: Service Class
  2003 .................................        1.45%      10,015      10.118423        101,336        0.00%         1.18% 05/01/03

Fidelity(R) VIP III - Growth
 Opportunities Portfolio - Initial
 Class
  2003 .................................        1.45%     194,978       9.367700      1,826,495        0.84%        27.99%
  2002 .................................        1.45%     255,066       7.319028      1,866,835        1.62%       -22.98%
  2001 .................................        1.45%     650,185       9.502696      6,178,510        0.46%       -15.67%
  2000 .................................        1.45%   1,497,995      11.268484     16,880,133        1.88%       -18.26%
  1999 .................................        1.45%   1,490,098      13.786395     20,543,080        1.05%         2.76%

Fidelity(R) VIP III - Value
 Strategies Portfolio - Service Class
  2003 .................................        1.45%     194,517      11.563978      2,249,390        0.00%        55.51%
  2002 .................................        1.45%         971       7.436365          7,221        0.00%       -25.64% 05/01/02

Gartmore GVIT Dreyfus International
 Value Fund - Class III
  2003 .................................        1.45%       4,472      13.683042         61,191        0.00%        36.83% 05/01/03

Gartmore GVIT Dreyfus Mid Cap Index
 Fund - Class I
  2003 .................................        1.45%     332,627      11.220232      3,732,152        0.43%        32.70%
  2002 .................................        1.45%     361,298       8.455268      3,054,871        0.39%       -16.53%
  2001 .................................        1.45%     153,386      10.130068      1,553,811        0.45%        -2.75%
  2000 .................................        1.45%      59,684      10.416005        621,669        0.37%         4.16% 05/01/00

Gartmore GVIT Emerging Markets
 Fund - Class I
  2003 .................................        1.45%       1,056      11.036792         11,655        0.57%        62.87%
  2002 .................................        1.45%       1,056       6.776365          7,156        0.09%       -16.46%
  2001 .................................        1.45%      10,558       8.111518         85,641        1.06%        -6.57%

Gartmore GVIT Emerging Markets
 Fund - Class III
  2003 .................................        1.45%      15,033      12.209330        183,543        0.72%        62.83%
  2002 .................................        1.45%       1,610       7.498277         12,072        0.38%       -25.02% 05/01/02

Gartmore GVIT Global Financial
 Services Fund - Class III
  2003 .................................        1.45%      10,991      11.958777        131,439        0.72%        39.41%
  2002 .................................        1.45%       1,583       8.578112         13,579        0.24%       -14.22% 05/01/02

Gartmore GVIT Global Health Sciences
 Fund - Class III
  2003 .................................        1.45%      15,979      11.145810        178,099        0.00%        34.79%
  2002 .................................        1.45%       1,553       8.268985         12,842        0.00%       -17.31% 05/01/02

Gartmore GVIT Global Technology and
 Communications Fund - Class I
  2003 .................................        1.45%       1,086       2.919387          3,170        0.00%        52.98%
  2002 .................................        1.45%       1,793       1.908285          3,422        0.82%       -43.61%
  2001 .................................        1.45%       5,944       3.384294         20,116        0.00%       -43.56%
  2000 .................................        1.45%       2,117       5.996363         12,694        0.00%       -40.04% 10/02/00

Gartmore GVIT Global Technology and
 Communications Fund - Class III
  2003 .................................        1.45%      10,283      10.888566        111,967        0.00%        52.94%
  2002 .................................        1.45%         601       7.119398          4,279        0.62%       -28.81% 05/01/02

Gartmore GVIT Global Utilities
 Fund - Class III
  2003 .................................        1.45%      13,553      10.528435        142,692        0.72%        22.37%

Gartmore GVIT Government Bond
 Fund - Class I
  2003 .................................        1.45%     645,559      14.602569      9,426,820        3.21%         0.52%
  2002 .................................        1.45%   1,289,459      14.526858     18,731,788        4.26%         9.37%
  2001 .................................        1.45%   1,059,220      13.281734     14,068,278        5.20%         5.69%
  2000 .................................        1.45%   1,081,595      12.566516     13,591,881        5.33%        10.92%
  1999 .................................        1.45%   1,373,951      11.329778     15,566,560        5.60%        -3.76%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Gartmore GVIT Growth Fund - Class I
  2003 .................................        1.45%     152,698   $   9.781501  $   1,493,616        0.02%        30.82%
  2002 .................................        1.45%     200,378       7.477237      1,498,274        0.00%       -29.76%
  2001 .................................        1.45%     390,499      10.644722      4,156,753        0.00%       -29.18%
  2000 .................................        1.45%     826,422      15.031680     12,422,511        0.16%       -27.59%
  1999 .................................        1.45%     700,550      20.760238     14,543,585        0.65%         2.77%

Gartmore GVIT ID Aggressive Fund
  2003 .................................        1.45%       1,768      10.681108         18,884        0.89%        29.96%
  2002 .................................        1.45%         826       8.218945          6,789        0.85%       -17.81% 01/25/02

Gartmore GVIT ID Conservative Fund
  2003 .................................        1.45%      21,242      10.543381        223,962        2.23%         6.34%
  2002 .................................        1.45%      69,792       9.914588        691,959        2.66%        -0.85% 01/25/02

Gartmore GVIT ID Moderate Fund
  2003 .................................        1.45%     102,489      10.667735      1,093,325        1.86%        18.31%
  2002 .................................        1.45%      31,163       9.016631        280,985        1.46%        -9.83% 01/25/02

Gartmore GVIT ID Moderately
 Aggressive Fund
  2003 .................................        1.45%      28,779      10.696293        307,829        1.80%        24.81%
  2002 .................................        1.45%      11,533       8.570137         98,839        0.95%       -14.30% 01/25/02

Gartmore GVIT ID Moderately
 Conservative Fund
  2003 .................................        1.45%      43,835      10.658362        467,209        2.18%        12.05%
  2002 .................................        1.45%       6,718       9.512081         63,902        2.39%        -4.88% 01/25/02

Gartmore GVIT International Growth
 Fund - Class III
  2003 .................................        1.45%       1,980      10.348693         20,490        0.00%        33.37%
  2002 .................................        1.45%       1,547       7.759258         12,004        0.00%       -22.41% 05/01/02

Gartmore GVIT Mid Cap Growth
 Fund - Class I
  2003 .................................        1.45%     109,111       4.752130        518,510        0.00%        38.11%
  2002 .................................        1.45%      54,066       3.440944        186,038        0.00%       -37.93%
  2001 .................................        1.45%      80,084       5.543700        443,962        0.00%       -31.33%
  2000 .................................        1.45%     119,516       8.072647        964,810        0.00%       -19.27% 05/01/02

Gartmore GVIT Money Market
 Fund - Class I
  2003 .................................        1.45%     850,554      12.117137     10,306,279        0.70%        -0.83%
  2002 .................................        1.45%   1,835,875      12.218973     22,432,507        0.91%        -0.26%
  2001 .................................        1.45%   4,064,345      12.243328     49,761,108        3.37%         2.09%
  2000 .................................        1.45%   4,031,504      11.983474     48,311,422        4.51%        -7.36%
  1999 .................................        1.45%   8,415,001      11.482780     96,627,605        4.77%         3.33%

Gartmore GVIT Nationwide(R)
 Fund - Class I
  2003 .................................        1.45%     228,928      15.621422      3,576,181        0.55%        25.67%
  2002 .................................        1.45%     273,755      12.430943      3,403,033        0.79%       -18.55%
  2001 .................................        1.45%     390,166      15.262678      5,954,978        0.70%       -13.11%
  2000 .................................        1.45%     490,996      17.564788      8,624,241        0.56%        -3.53%
  1999 .................................        1.45%     775,829      18.207860     14,126,186        0.66%         5.39%

Gartmore GVIT Nationwide(R) Leaders
 Fund - Class III
  2003 .................................        1.45%      13,695      10.353036        141,785        0.23%        23.77%
  2002 .................................        1.45%      18,478       8.364403        154,557        0.91%       -16.36% 05/01/02

Gartmore GVIT Small Cap Growth
 Fund - Class I
  2003 .................................        1.45%      77,681       6.145755        477,408        0.00%        32.32%
  2002 .................................        1.45%      53,252       4.644575        247,333        0.00%       -34.26%
  2001 .................................        1.45%      88,529       7.064763        625,436        0.00%       -12.14%
  2000 .................................        1.45%      29,652       8.040986        238,431        0.00%       -19.59% 05/01/02

Gartmore GVIT Small Cap Value
 Fund - Class I
  2003 .................................        1.45%     384,540      16.500143      6,344,965        0.00%        54.58%
  2002 .................................        1.45%     413,285      10.673922      4,411,372        0.01%       -28.22%
  2001 .................................        1.45%     610,425      14.870525      9,077,340        0.04%        26.41%
  2000 .................................        1.45%     479,284      11.764073      5,638,332        0.00%         9.60%
  1999 .................................        1.45%     141,985      10.734023      1,524,070        0.00%        25.98%

Gartmore GVIT Small Company
 Fund - Class I
  2003 .................................        1.45%     403,505      22.182648      8,950,809        0.00%        38.97%
  2002 .................................        1.45%     459,867      15.962052      7,340,421        0.00%       -18.53%
  2001 .................................        1.45%     496,847      19.592300      9,734,375        0.11%        -8.07%
  2000 .................................        1.45%     528,210      21.311278     11,256,830        0.03%         7.33%
  1999 .................................        1.45%     581,775      19.856438     11,551,979        0.00%        41.93%

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Gartmore GVIT Turner Growth Focus
 Fund - Class I
  2003 .................................        1.45%       4,530   $   3.181945  $      14,414        0.00%        48.78%
  2002 .................................        1.45%       5,264       2.138725         11,258        0.00%       -43.69%
  2001 .................................        1.45%      47,553       3.798019        180,607        0.00%       -39.92%
  2000 .................................        1.45%       7,147       6.321864         45,182        0.00%       -36.78% 10/02/00

Gartmore GVIT U.S. Growth Leaders
 Fund - Class III
  2003 .................................        1.45%      28,886      12.267095        354,347        0.00%        50.19%

Gartmore GVIT Van Kampen Multi
 Sector Bond Fund - Class I
  2003 .................................        1.45%      49,599      12.455223        617,767        6.04%        10.49%
  2002 .................................        1.45%      70,928      11.272609        799,544        5.83%         5.65%
  2001 .................................        1.45%      23,299      10.669457        248,588        7.16%         2.67%
  2000 .................................        1.45%      31,179      10.392004        324,012        8.15%         3.92% 05/01/00

Janus AS - Capital Appreciation
 Portfolio - Service Shares
  2003 .................................        1.45%      73,146       5.941549        434,601        0.21%        18.49%
  2002 .................................        1.45%     154,472       5.014336        774,575        0.25%       -17.15%
  2001 .................................        1.45%     233,415       6.052211      1,412,677        0.86%       -22.97%
  2000 .................................        1.45%     214,884       7.857070      1,688,359        1.46%       -21.43% 05/01/00

Janus AS - Global Technology
 Portfolio - Service II Shares
  2003 .................................        1.45%       7,454      10.274404         76,585        0.00%        45.00%
  2002 .................................        1.45%       2,688       7.085688         19,046        0.00%       -29.14% 05/01/02

Janus AS - Global Technology
 Portfolio - Service Shares
  2003 .................................        1.45%      20,634       3.484403         71,897        0.00%        44.35%
  2002 .................................        1.45%      40,341       2.413798         97,375        0.00%       -41.79%
  2001 .................................        1.45%     142,740       4.146734        591,905        0.47%       -38.23%
  2000 .................................        1.45%     111,412       6.713510        747,966        1.24%       -32.86% 05/01/00

Janus AS - International Growth
 Portfolio - Service II Shares
  2003 .................................        1.45%     111,175      10.252980      1,139,875        0.36%        32.60%
  2002 .................................        1.45%       7,229       7.732399         55,898        0.51%       -22.68% 05/01/02

Janus AS - International Growth
 Portfolio - Service Shares
  2003 .................................        1.45%      25,693       5.764054        148,096        1.00%        32.58%
  2002 .................................        1.45%      65,481       4.347466        284,676        0.46%       -26.84%
  2001 .................................        1.45%     175,540       5.942089      1,043,074        0.80%       -24.55%
  2000 .................................        1.45%     187,314       7.875304      1,475,155       11.55%       -21.25% 05/01/00

Neuberger Berman AMT - Growth
 Portfolio(R)
  2003 .................................        1.45%      95,322      11.789399      1,123,789        0.00%        29.50%
  2002 .................................        1.45%     120,078       9.103970      1,093,187        0.00%       -32.16%
  2001 .................................        1.45%     195,163      13.420543      2,619,193        0.00%       -31.38%
  2000 .................................        1.45%     408,639      19.557437      7,991,931        0.00%       -12.93%
  1999 .................................        1.45%     305,262      22.462268      6,856,877        0.00%        48.22%

Neuberger Berman AMT - Guardian
 Portfolio - I Class Shares
  2003 .................................        1.45%     254,819       9.563366      2,436,927        1.27%        29.85%
  2002 .................................        1.45%      73,317       7.364786        539,964        1.04%       -27.52%
  2001 .................................        1.45%     112,115      10.160615      1,139,157        0.53%        -2.94%
  2000 .................................        1.45%      53,703      10.468884        562,210        0.79%        -0.33%
  1999 .................................        1.45%     165,279      10.503255      1,735,967        0.20%        13.27%

Neuberger Berman AMT - Limited
 Maturity Bond Portfolio(R)
  2003 .................................        1.45%     403,378      13.062162      5,268,989        4.07%         0.94%
  2002 .................................        1.45%     583,492      12.940640      7,550,760        4.36%         3.81%
  2001 .................................        1.45%     434,841      12.465535      5,420,526        5.85%         7.20%
  2000 .................................        1.45%     438,027      11.628715      5,093,691        6.33%         5.24%
  1999 .................................        1.45%     501,453      11.049212      5,540,661        6.26%         0.01%

Neuberger Berman AMT - Partners
 Portfolio(R)
  2003 .................................        1.45%     213,222      16.284205      3,472,151        0.00%        33.13%
  2002 .................................        1.45%     279,376      12.231664      3,417,233        0.60%       -25.24%
  2001 .................................        1.45%     355,870      16.362175      5,822,807        0.42%        -4.25%
  2000 .................................        1.45%     500,298      17.087601      8,548,893        0.84%        -0.75%
  1999 .................................        1.45%     756,409      17.216794     13,022,938        1.55%         5.81%

Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
  2003 .................................        1.45%      53,613       4.622404        247,821        0.00%        23.77%
  2002 .................................        1.45%      55,099       3.734620        205,774        1.04%       -28.84%
  2001 .................................        1.45%      87,787       5.248179        460,722        0.94%       -32.27%
  2000 .................................        1.45%     268,198       7.748895      2,078,238        0.00%       -22.51% 05/01/00

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Oppenheimer Bond Fund/VA - Initial
 Class
  2003 .................................        1.45%     415,506   $  14.217739  $   5,907,556        6.13%         5.23%
  2002 .................................        1.45%     572,252      13.510957      7,731,672        8.06%         7.50%
  2001 .................................        1.45%     809,413      12.568557     10,173,153        6.88%         6.22%
  2000 .................................        1.45%     701,807      11.833028      8,304,502        7.46%         4.57%
  1999 .................................        1.45%     750,566      11.316334      8,493,656        5.42%        -2.95%

Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
  2003 .................................        1.45%     256,029      14.007176      3,586,243        0.41%        29.05%
  2002 .................................        1.45%     281,157      10.854330      3,051,771        0.71%       -27.92%
  2001 .................................        1.45%     487,030      15.058982      7,334,176        0.67%       -13.85%
  2000 .................................        1.45%     668,394      17.480600     11,683,928        0.12%        -1.67%
  1999 .................................        1.45%     568,790      17.777418     10,111,618        0.24%        39.60%

Oppenheimer Global Securities
 Fund/VA - Class III
  2003 .................................        1.45%     102,517      14.214155      1,457,193        0.00%        42.14% 05/01/03

Oppenheimer Global Securities
 Fund/VA - Initial Class
  2003 .................................        1.45%     217,070      23.101153      5,014,567        0.91%        40.95%
  2002 .................................        1.45%     413,784      16.389674      6,781,785        0.54%       -23.27%
  2001 .................................        1.45%     432,852      21.358918      9,245,250        0.76%       -13.32%
  2000 .................................        1.45%     465,116      24.641540     11,461,175        0.32%         3.57%
  1999 .................................        1.45%     454,999      23.791512     10,825,114        1.10%        56.19%

Oppenheimer Main Street(R)
 Fund/VA - Initial Class
  2003 .................................        1.45%     124,707       7.933793        989,400        0.89%        24.88%
  2002 .................................        1.45%     104,893       6.352976        666,383        0.65%       -19.98%
  2001 .................................        1.45%     107,027       7.938854        849,672        0.47%       -11.47%
  2000 .................................        1.45%      83,502       8.967494        748,804        0.00%       -10.33% 05/01/00

Oppenheimer Multiple Strategies
 Fund/VA - Initial Class
  2003 .................................        1.45%     181,225      17.106528      3,100,131        2.72%        23.15%
  2002 .................................        1.45%     200,791      13.891169      2,789,222        3.65%       -11.70%
  2001 .................................        1.45%     246,609      15.732046      3,879,664        3.76%         0.73%
  2000 .................................        1.45%     286,620      15.618506      4,476,576        4.79%         4.90%
  1999 .................................        1.45%     353,978      14.888567      5,270,225        3.24%        10.18%

Strong Opportunity Fund II, Inc.
  2003 .................................        1.45%     305,709      20.212115      6,179,025        0.08%        35.02%
  2002 .................................        1.45%     278,354      14.969494      4,166,819        0.29%       -27.88%
  2001 .................................        1.45%     430,675      20.756791      8,939,431        0.58%        -5.11%
  2000 .................................        1.45%     502,769      21.824486     10,972,675        0.00%         5.06%
  1999 .................................        1.45%     524,452      20.820776     10,919,498        0.00%        32.95%

Strong VIF - Strong Discovery
 Fund II
  2003 .................................        1.45%      41,832      14.962586        625,915        0.00%        37.41%
  2002 .................................        1.45%     111,728      10.889097      1,216,617        0.00%       -13.29%
  2001 .................................        1.45%      84,903      12.558481      1,066,253        0.65%         2.56%
  2000 .................................        1.45%      79,972      12.244478        979,215        0.00%         2.89%
  1999 .................................        1.45%      97,613      11.900815      1,161,674        0.00%         3.57%

Strong VIF - Strong International
 Stock Fund II
  2002 .................................        1.45%      45,998       5.110179        235,058        3.26%       -27.61%
  2001 .................................        1.45%      45,305       7.059335        319,823        0.00%       -23.28%
  2000 .................................        1.45%      68,138       9.200959        626,935        0.00%       -40.40%
  1999 .................................        1.45%     144,591      15.437256      2,232,088        0.31%        84.49%

Van Eck WIT - Worldwide Bond Fund
  2003 .................................        1.45%      90,150      13.605416      1,226,528        1.92%        16.45%
  2002 .................................        1.45%     104,803      11.683455      1,224,461        0.00%        19.89%
  2001 .................................        1.45%      79,607       9.744849        775,758        4.58%        -6.48%
  2000 .................................        1.45%     115,670      10.419942      1,205,275        5.46%         0.40%
  1999 .................................        1.45%     146,918      10.378690      1,524,816        4.37%        -9.16%

Van Eck WIT - Worldwide Emerging
 Markets Fund
  2003 .................................        1.45%      85,247       9.066702        772,909        0.09%        51.96%
  2002 .................................        1.45%      79,884       5.966664        476,641        0.24%        -4.31%
  2001 .................................        1.45%     113,253       6.235470        706,186        0.00%        -3.24%
  2000 .................................        1.45%     181,801       6.444541      1,171,624        0.00%       -42.71%
  1999 .................................        1.45%     226,604      11.248273      2,548,904        0.00%        97.39%

                                            CONTRACT                                CONTRACT     INVESTMENT
                                            EXPENSE                     UNIT         OWNERS'       INCOME        TOTAL
                                             RATE*        UNITS      FAIR VALUE      EQUITY        RATIO**      RETURN***
                                           ---------    ---------   ------------  -------------  ----------    ----------
Van Eck WIT - Worldwide Hard
 Assets Fund
  2003 .................................        1.45%      49,973   $  10.565413  $     527,985        0.52%        42.98%
  2002 .................................        1.45%     105,401       7.389592        778,870        0.53%        -4.24%
  2001 .................................        1.45%      45,133       7.717061        348,294        1.31%       -11.75%
  2000 .................................        1.45%      61,129       8.744687        534,554        1.37%         9.80%
  1999 .................................        1.45%     119,693       7.964538        953,299        1.22%        19.25%

Van Kampen UIF - Emerging Markets
 Debt Portfolio - Class A
  2003 .................................        1.45%      49,904      14.252709        711,267        0.00%        26.01%
  2002 .................................        1.45%      35,249      11.310619        398,688        7.56%         7.64%
  2001 .................................        1.45%      29,639      10.507976        311,446        8.12%         8.49%
  2000 .................................        1.45%      37,139       9.685225        359,700        9.69%         9.78%
  1999 .................................        1.45%      21,848       8.822360        192,751        8.98%        27.50%

Van Kampen UIF - U.S. Real Estate
 Portfolio - Class A
  2003 .................................        1.45%     189,420      24.490201      4,638,934        0.00%        35.52%
  2002 .................................        1.45%     206,275      18.071289      3,727,655        2.91%        -2.23%
  2001 .................................        1.45%     222,465      18.482684      4,111,750        3.32%         8.24%
  2000 .................................        1.45%     268,437      17.075663      4,583,740       28.10%         3.90%
  1999 .................................        1.45%     285,435      13.529402      3,861,765        6.53%        -4.77%
                                                                                  -------------

2003 Reserves for annuity contracts in payout phase: ...........................         24,866
                                                                                  -------------
2003 Contract owners' equity ...................................................  $ 215,144,654
                                                                                  =============

2002 Reserves for annuity contracts in payout phase: ...........................         19,216
                                                                                  -------------
2002 Contract owners' equity ...................................................  $ 209,794,312
                                                                                  =============

2001 Reserves for annuity contracts in payout phase: ...........................         50,380
                                                                                  -------------
2001 Contract owners' equity ...................................................  $ 322,158,316
                                                                                  =============

2000 Reserves for annuity contracts in payout phase: ...........................         81,954
                                                                                  -------------
2000 Contract owners' equity ...................................................  $ 428,751,307
                                                                                  =============

1999 Reserves for annuity contracts in payout phase: ...........................        117,411
                                                                                  -------------
1999 Contract owners' equity ...................................................  $ 558,672,499
                                                                                  =============

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


                          Independent Auditors' Report



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.

/s/ KPMG LLP

Columbus, Ohio
March 11, 2004

                    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
           (a wholly owned subsidiary of Nationwide Life Insurance Company)
                                    Balance Sheet
                         (in thousands, except share amounts)


                                                                                          December 31,
                                                                                              2003                2002
===============================================================================================================================
Assets:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,508,435 in 2003; $3,851,559 in 2002)                $ 4,704,525         $ 4,046,115
      Equity securities (cost $6,462 in 2003; $5,819 in 2002)                                      6,424               5,819

   Mortgage loans on real estate, net                                                          1,125,962             928,164
   Real estate, net                                                                                  365                 818
   Policy loans                                                                                      571                 525
   Short-term investments, including amounts managed by a related party                          114,339             148,716
-------------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                          5,952,186           5,130,157
-------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                   -                 853
Accrued investment income                                                                         61,338              50,244
Deferred policy acquisition costs                                                                 71,346              48,762
Reinsurance receivable from a related party                                                      113,055             108,053
Other assets                                                                                     539,333             253,959

Assets held in separate accounts                                                               2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 $ 9,121,995         $ 7,570,079
=============================================================================================================================--

Liabilities and Shareholder's Equity:
Future policy benefits and claims                                                            $ 6,120,710         $ 4,995,060
Other liabilities                                                                                192,668             193,367
Liabilities related to separate accounts                                                       2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              8,698,115           7,166,478
-------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Common stock, $40 par value. Authorized, issued and outstanding 66 shares                        2,640               2,640
  Additional paid-in capital                                                                     247,960             247,960
  Retained earnings                                                                              112,157              92,945
  Accumulated other comprehensive income                                                          61,123              60,056
-------------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                       423,880             403,601
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                   $ 9,121,995         $ 7,570,079
=============================================================================================================================--

               NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
      (a wholly owned subsidiary of Nationwide Life Insurance Company)
                            Statements of Income
                               (in thousands)

                                                                                               Years ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                                                2003             2002           2001
=========================================================================================================================

Revenues:
Policy charges                                                                   $ 45,928        $ 52,586       $ 51,286
Life insurance premiums                                                               783             580          1,380
Net investment income                                                              34,829          26,804         16,880
Net realized losses on investments, hedging instruments and                       (14,603)        (10,842)          (244)
   hedged items
Other income                                                                          597             711            816
Total revenues                                                                     67,534          69,839         70,118
-------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Interest credited to policyholder account values                               10,685           9,943          5,114
Other benefits and claims                                                           3,769           9,543          4,549
Amortization of deferred policy acquisition costs                                  14,069          31,726         11,257
Other operating expenses                                                           11,294          15,356         22,730
-------------------------------------------------------------------------------------------------------------------------
        Total benefits and expenses                                                39,817          66,568         43,650
-------------------------------------------------------------------------------------------------------------------------

      Income before federal income tax expense and cumulative effect of            27,717           3,271         26,468
      adoption of accounting principles
Federal income tax expense                                                          8,505             352          8,175
-------------------------------------------------------------------------------------------------------------------------
   Income before cumulative effect of adoption of accounting principles            19,212           2,919         18,293
Cumulative effect of adoption of accounting principles, net of tax                      -               -           (330)
-------------------------------------------------------------------------------------------------------------------------
   Net income                                                                    $ 19,212         $ 2,919       $ 17,963
=========================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)
                       Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Accumlated
                                                                     Additional                         other             Total
                                                     Common           paid-in        Retained        comprehensive     shareholder's
                                                      stock           Capital        earnings           income           equity
==================================================================================================================================

Balance as of January 1, 2001                           $ 2,640      $ 77,960       $ 72,063           $ 3,149          $ 155,812

Comprehensive income:
Net income                                                    -             -         17,963                 -             17,963
Net unrealized gains on securities available-for              -             -              -             8,015              8,015
  sale arising during the period, net of tax
Cumulative effect of adoption of accounting                   -             -              -               452                452
  principles, net of tax
Accumulated net losses on cash flow hedges,                   -             -              -               (78)               (78)
  net of tax
Total comprehensive income                                                                                                 26,352
Capital contributions                                         -        75,000              -                 -             75,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                           2,640       152,960         90,026            11,538            257,164
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -          2,919                 -              2,919
Net unrealized gains on securities available-                 -             -              -            48,077             48,077
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -               441                441
  net of tax
Total comprehensive income                                                                                                 51,437
Capital contributions                                         -        95,000              -                 -             95,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640       247,960         92,945            60,056            403,601
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -         19,212                 -             19,212
Net unrealized gains on securities available-                 -             -              -             3,942              3,942
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -            (2,875)            (2,875)
  net of tax
Total comprehensive income                                                                                                 20,279
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                         $ 2,640     $ 247,960      $ 112,157          $ 61,123          $ 423,880
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
         (a wholly owned subsidiary of Nationwide Life Insurance Company)
                              Statements of Cash Flows
                                  (in thousands)

                                                                                        Years ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          2003            2002           2001
==================================================================================================================================
Cash flows from operating activities:
Net income                                                                                 $ 19,212        $ 2,919       $ 17,963
Adjustments to reconcile net income to net cash used in operating activities:
  Interest credited to policyholder account values                                           10,685          9,943          5,114
  Capitalization of deferred policy acquisition costs                                       (32,011)       (34,174)       (47,193)
  Amortization of deferred policy acquisition costs                                          14,069         31,726         11,257
  Amortization and depreciation                                                              21,813          8,445          1,125
  Realized losses on investments, hedging instruments and                                    14,603         10,842            244
    hedged items
  Cumulative effect of adoption of accounting principles                                          -              -            508
  Increase in accrued investment income                                                     (11,094)       (16,003)       (17,316)
  Increase in other assets                                                                 (287,975)       (28,393)       (58,114)
  Increase (decrease) in other liabilities                                                   23,488         (9,756)        23,384
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in operating activities                                                  (227,210)       (24,451)       (63,028)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities                                     655,420        424,693        288,962
Proceeds from sale of available-for-sale securities                                         131,195         84,129        110,574
Proceeds from repayments of mortgage loans on real estate                                   110,603         42,557         77,513
Cost of available-for-sale securities acquired                                           (1,474,356)    (1,920,270)    (1,680,536)
Cost of mortgage loans on real estate acquired                                             (314,299)      (305,581)      (360,971)
Short-term investments, net                                                                  34,377        (73,254)       (14,268)
Collateral received - securities lending, net                                               (25,908)        73,693         64,935
Other, net                                                                                     (186)        (2,697)         2,917
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                  (883,154)    (1,676,730)    (1,510,874)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
Capital contributions received                                                                    -         95,000         75,000
Increase in investment and universal life insurance product account values                1,324,328      1,897,550      1,748,753
Decrease in investment and universal life insurance product account values                 (214,817)      (292,358)      (248,009)
----------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                             1,109,511      1,700,192      1,575,744
----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                                (853)          (989)         1,842
Cash, beginning of period                                                                       853          1,842              -
----------------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                             $ -          $ 853        $ 1,842
==================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2003, 2002 and 2001
                                 (in thousands)


(1)  Organization and Description of Business

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Department has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 12 for discussion of statutory capital requirements and dividend limitations.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments, and accruals related to federal income taxes and pension. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account values during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgements involved in related estimate and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

     (e)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (f)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

     (g)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on the balance sheet on a gross basis, separately from the related balances of the Company.

     (i)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The adoption of SFAS 132R effective December 31, 2003 did not have a material impact on the Company's disclosures.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no variable interests in special purpose entities as of December 31, 2003.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $90, net of tax, during the first quarter of 2004. See note 15 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. The adoption of DIG B36 on October 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued Statement of Financial Accounting Standards No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
          145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. SFAS 144 also broadens the definition of discontinued operations, but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have any impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively. The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fair value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

     (j)  Reclassification

          Certain items in the 2002 and 2001 financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)  Investments

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

---------------------------------------------------------------------------------------------------------------------
                                                                          Gross           Gross
                                                        Amortized       unrealized      unrealized       Estimated
(in thousands)                                            cost            gains           losses        fair value
=====================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies              $ 147,623          $ 5,392             $ 7       $ 153,008
    Obligations of states and political subdivisions         20,713               14             338          20,389
    Corporate securities:
       Public                                             1,749,121           99,734           5,148       1,843,707
       Private                                            1,060,893           66,878           4,324       1,123,447
    Mortgage-backed securities - U.S. Government            864,722           16,565           2,350         878,937
       backed
    Asset-backed securities                                 665,363           24,835           5,161         685,037
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   4,508,435          213,418          17,328       4,704,525
  Equity securities                                           6,462                -              38           6,424
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 4,514,897        $ 213,418        $ 17,366     $ 4,710,949
=====================================================================================================================

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies               $ 57,018          $ 4,393             $ -        $ 61,411
    Obligations of states and political subdivisions             76                2               -              78
    Corporate securities:
       Public                                             1,390,594           86,810           9,766       1,467,638
       Private                                              794,093           65,767           3,351         856,509
    Mortgage-backed securities - U.S. Government          1,035,491           32,039              19       1,067,511
       backed
    Asset-backed securities                                 574,287           29,094          10,413         592,968
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   3,851,559          218,105          23,549       4,046,115
  Equity securities                                           5,819                -               -           5,819
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 3,857,378        $ 218,105        $ 23,549     $ 4,051,934
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                      Amortized         Estimated
(in thousands)                                                                           cost          fair value
====================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                               $ 102,400        $ 104,567
   Due after one year through five years                                                 1,207,484        1,287,583
   Due after five years through ten years                                                1,420,578        1,485,322
   Due after ten years                                                                     247,888          263,079
--------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                 2,978,350        3,140,551
    Mortgage-backed securities - U.S. Government backed                                    864,722          878,937
    Asset-backed securities                                                                665,363          685,037
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $4,508,435      $4,704,525
====================================================================================================================

     The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

(in thousands)                                                                   2003               2002
===============================================================================================================

Unrealized gains, before adjustments and taxes                               $  196,052       $      194,556
Adjustment to deferred policy acquisition costs                                 (98,401)            (102,972)
Deferred federal income tax                                                     (34,178)             (32,053)
---------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                         $   63,473       $       59,531
===============================================================================================================

     An analysis of the change in gross unrealized gains on securities available-for-sale follows for the years ended December 31:

(in thousands)                                                    2003               2002             2001
===============================================================================================================

   Fixed maturity securities                                         $ 1,534          $ 157,587       $ 28,603
   Equity securities                                                     (38)                 -           (849)
---------------------------------------------------------------------------------------------------------------
Net change                                                           $ 1,496          $ 157,587       $ 27,754
===============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     An analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position as of December 31, 2003 and 2002 follows:

                                     Less than or equal to one year         More                  Total
                                                                        than one year
--------------------------------------------------------------------------------------------------------------------------
                                                       Gross                       Gross                         Gross
                                      Estimated     unrealized     Estimated     unrealized     Estimated     unrealized
(in thousands)                        fair value      losses      fair value       losses      fair value       losses
==========================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and            $ 222           $ 7           $ -           $ -          $ 222            $ 7
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and              17,679           338             -             -         17,679            338
       political subdivisions
    Corporate securities:
       Public                             200,888         4,967         1,967           181        202,855          5,148
       Private                            159,445         3,916         5,822           408        165,267          4,324
    Mortgage-backed securities -          166,124         2,339         1,224            11        167,348          2,350
       U.S. Government backed
    Asset-backed securities               106,316         3,202        10,571         1,959        116,887          5,161
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   650,674        14,769        19,584         2,559        670,258         17,328
  Equity securities                           641            38             -             -            641             38
--------------------------------------------------------------------------------------------------------------------------
Total                                    $651,315       $14,807       $19,584       $ 2,559      $ 670,899        $17,366
==========================================================================================================================
% of gross unrealized loss                                  85%                         15%
--------------------------------------------------------------------------------------------------------------------------

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and                -             -             -             -              -              -
       obligations of U.S.
       Government corporations
       and agencies
    Corporate securities:
       Public                            $ 90,040       $ 7,382      $ 38,255       $ 2,384      $ 128,295        $ 9,766
       Private                             44,355         3,209         4,514           142         48,869          3,351
    Mortgage-backed securities -            9,179            19            11             -          9,190             19
       U.S. Government backed
    Asset-backed securities                53,468         4,440        14,193         5,973         67,661         10,413
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   197,042        15,050        56,973         8,499        254,015         23,549
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 197,042      $ 15,050      $ 56,973       $ 8,499      $ 254,015       $ 23,549
==========================================================================================================================
% of gross unrealized loss                                  64%                         36%

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $131,195, $84,129 and $110,574 respectively. During 2003, gross gains of $7,756 ($3,075 and $3,266 in 2002 and 2001, respectively) and gross losses of $2,203 ($1,534 and $207 in 2002 and 2001, respectively) were realized on those sales.

     The Company had real estate investments of $365 and $332 that were non-income producing for the twelve month periods preceding December 31, 2003 and 2002, respectively.

     Real estate is presented at cost less accumulated depreciation of $13 as of December 31, 2003 ($91 as of December 31, 2002). The Company had no real estate held for disposal as of December 31, 2003 and none in 2002.

     As of December 31, 2003 and 2002, there were no mortgage loans on real estate considered to be impaired. As of December 31, 2001, the recorded investment of mortgage loans on real estate considered to be impaired was $898, which included $411 of impaired mortgage loans on real estate for which the related valuation allowance was $77 and $487 of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, there was no average recorded investment in impaired mortgage loans on real estate and approximately $69 in 2002, and no interest income was recognized on such loans.

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in thousands)                                                                2003         2002          2001
==================================================================================================================

Allowance, beginning of period                                         $        673      $   750   $         750
Net additions (reductions) charged (credited) to allowance                    2,581          (77)              -
------------------------------------------------------------------------------------------------------------------
Allowance, end of period                                               $      3,254      $   673   $         750
==================================================================================================================


     In the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

     An analysis of investment income by investment type follows for the years ended December 31:

(in thousands)                                                   2003         2002             2001
==================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                $ 243,517         $ 203,730        $ 121,017
   Equity securities                                              427               225                -
Mortgage loans on real estate                                  70,280            58,453           37,633
Real estate                                                       102               186              332
Short-term investments                                            440               892            3,405
Derivatives                                                     1,795             1,532              626
Other                                                             924               253              245
------------------------------------------------------------------------------------------------------------------
    Gross investment income                                   317,485           265,271          163,258
Less:
   Investment expenses                                          6,106             5,145            2,243
   Net investment income ceded (note 13)                      276,550           233,322          144,135
------------------------------------------------------------------------------------------------------------------
    Net investment income                                    $ 34,829          $ 26,804         $ 16,880
==================================================================================================================

     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in thousands)                                                                  2003          2002            2001
=====================================================================================================================
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                                  $ 7,756       $ 3,075         $ 3,266
Hedging losses on fixed maturity sales                                               -          (132)              -
Real estate                                                                         40           340              80
Mortgage loans on real estate                                                      196            90             460
Mortgage loan hedging losses                                                       (29)            -            (400)
Other                                                                                -             -             406
---------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                    7,963         3,373           3,812
---------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                                   (2,203)       (1,534)           (207)
Hedging gains on fixed maturity sales                                              499           579               -
Real estate                                                                          -           (77)             (1)
Mortgage loans on real estate                                                     (735)         (194)            (77)
Other                                                                                -          (119)              -
---------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                  (2,439)       (1,345)           (285)
---------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities, available-for-sale                                  (18,809)      (14,011)         (2,658)
Mortgage loans on real estate                                                   (2,581)           77               -
---------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                    (21,390)      (13,934)         (2,658)
---------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                             2,020          (665)            147
Derivatives, excluding hedging gains and losses on                                (757)        1,729          (1,260)
   sales, and credit default swaps
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                          $ (14,603)    $ (10,842)         $ (244)
   hedging instruments and hedged items
=====================================================================================================================


     Fixed maturity securities with an amortized cost of $4,278 and $3,989 were on deposit with various regulatory agencies as required by law as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 the Company had pledged fixed maturity securities with a fair value of $1,971 as collateral to various derivative counterparties. The Company had not pledged any fixed maturity securities as collateral as of December 31, 2002.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $109,472 and $138,628, respectively. As of December 31, 2003 and 2002 the Company held cash collateral of $112,720 and $142,257, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(4)  Deferred Policy Acquisition Costs

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of federal income tax benefit, which was reported in the Individual Annuity segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's assumption for annual net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products and increases in future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  Variable Annuity Contracts

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided under non-traditional variable annuity contracts: (1) Guaranteed Minimum Death Benefits (GMDB) and (2) Guaranteed Minimum Income Benefits (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o Reset - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

          o Ratchet - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o Rollup - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          o Earnings enhancement - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o Ratchet - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o Rollup - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                      2003                                        2002
----------------------------------------------------------------------------------------------------------------------
                                     Account     Net amount     Wtd. Avg.        Account     Net amount   Wtd. Avg.
(in thousands)                        value       at risk1    attained age        value       at risk1   attained age
============================================================================--========================================

GMDB:
   Return of premium                  $ 203,939       $ 3,413            56       $ 131,668     $ 16,450           54
   Reset                              1,654,535        81,429            61       1,436,358      263,038           60
   Ratchet                              166,770         3,035            63         112,304       15,536           63
   Roll-up                               81,881         1,239            68          83,305        3,862           67
----------------------------------------------------------------------------------------------------------------------
Subtotal                             $2,107,125        89,116            62     $ 1,763,635      298,886           60
                                  ==============                              ==============
Earnings enhancement                    $ 9,583           249            59         $ 6,279            6           61
                                                ------------------------------
Total - GMDB                                         $ 89,365            62                    $ 298,892           60
                                                ============================                ==========================

GMIB2:
Ratchet                                 $ 3,375           $ -           n/a         $ 6,728          $ -          n/a
Roll-up                                  14,013             -           n/a          20,064            2          n/a
----------------------------------------------------------------------------------------------------------------------
Total - GMIB                           $ 17,388           $ -           n/a        $ 26,792          $ 2          n/a
======================================================================================================================

-----------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

          Please refer to note 6 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 10 for discussion about the risks associated with these guarantees.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in thousands)                                                                 GMDB          GMIB          Total
=====================================================================================================================

Balance as of December 31, 2001                                                 $ 1,135           $ -        $ 1,135
Change in fair value                                                              3,939             -          3,939
Paid guarantee benefits                                                          (3,049)            -         (3,049)
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                                   2,025             -          2,025
Change in fair value                                                              1,939             -          1,939
Paid guarantee benefits, net of reinsurance                                      (2,303)            -         (2,303)
---------------------------------------------------------------------------------------------------------------------
   Balance as of December 31, 2003                                              $ 1,661           $ -        $ 1,661
=====================================================================================================================

     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in thousands)                                                                           2003             2002
====================================================================================================================

Bond mutual funds                                                                        $ 408,900        $ 369,200
Domestic equity mutual funds                                                             1,470,900        1,140,200
International equity mutual funds                                                           35,400           27,100
Money market funds                                                                          32,900           57,400
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $1,948,100      $ 1,593,900
====================================================================================================================

(6)  Derivative Financial Instruments

     Qualitative Disclosure

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value, attributable to such interest rate changes, of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps, resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     Quantitative Disclosure

     Fair Value Hedges

     During the year ended December 31, 2003 a loss of $724 compared to a gain of $1,689 in 2002 was recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the years ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was immaterial. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying approximately $67 in gains out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a gain of $1,989 and a loss of $666 and a gain of $74, respectively, related to other derivative instruments not designated in hedging relationships.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                               2003             2002
=====================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                 $ 9,000     $    18,500
   Pay variable/receive fixed rate swaps hedging investments                                  30,512          17,400
   Credit default swap, sold                                                                 117,500         101,000
   Other contracts hedging investments                                                         3,654           4,100
Cross currency interest rate swaps:
    Hedging foreign currency denominated investments                                          37,476           8,200
Futures contracts                                                                             59,100          95,000
---------------------------------------------------------------------------------------------------------------------
    Total                                                                                  $ 257,242       $ 244,200
=====================================================================================================================

(7)  Federal Income Tax

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC and the Company.

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                           2003                2002
=====================================================================================================================

Deferred tax assets:
   Future policy benefits                                                              $ 13,467             $ 10,367
   Deferred acquisition costs                                                            19,519               22,043
   Other                                                                                  3,996                8,655
---------------------------------------------------------------------------------------------------------------------
       Total gross deferred tax assets                                                   36,982               41,065
---------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Fixed maturity securities                                                             67,209               71,289
   Derivatives                                                                            1,349                  819
   Equity securities and other investments                                                   99                   83
   Other                                                                                  1,562                4,642
---------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                    70,219               76,833
---------------------------------------------------------------------------------------------------------------------
                                                                             ----------------------------------------
             Net deferred tax liability                                                $ 33,237             $ 35,768
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. There was no valuation allowance for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $16,606 and $6,200 as of December 31, 2003 and 2002, respectively.

     Federal income tax expense (benefit) attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in thousands)                                                                2003           2002           2001
=====================================================================================================================

Current                                                                        $11,402        $ 5,093        $ 1,464
Deferred                                                                        (2,897)        (4,741)         6,711
---------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                     $ 8,505          $ 352        $ 8,175
=====================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $19,122 of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                  2003                    2002                   2001
----------------------------------------------------------------------------------------------------------------------
(in thousands)                                   Amount         %        Amount       %         Amount         %
======================================================================================================================

Computed (expected) tax expense                    $ 9,701      35.0       $ 1,145    35.0        $ 9,264        35.0
Tax exempt interest and dividends                   (1,294)     (4.7)         (882)  (27.0)        (1,158)       (4.4)
  received deduction
Other, net                                              98       0.4            89     2.7             69         0.3
----------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)               $ 8,505      30.7         $ 352    10.7        $ 8,175        30.9
======================================================================================================================

     Total federal income tax (refunded) paid was $(996), $9,368 and $(12,556) during the years ended December 31, 2003, 2002 and 2001, respectively. See also note 13.

(8)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)  Comprehensive Income

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                             Years ended December 31,
                                                                       ------------------------------------------------
(in thousands)                                                               2003              2002           2001
=======================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                         $ (11,761)      $ 145,104       $ 27,726
Adjustment to deferred policy acquisition costs                                   4,569         (83,609)       (14,994)
Related federal income tax expense                                                2,517         (21,523)        (4,456)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized (losses) gains                                                    (4,675)         39,972          8,276
-----------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                            13,257          12,469           (401)
Related federal income tax benefit                                               (4,640)         (4,364)           140
-----------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   8,617           8,105           (261)
-----------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities available for sale                       3,942          48,077          8,015
-----------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (4,422)            679           (120)
Related federal income tax benefit (expense)                                      1,547            (238)            42
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (2,875)            441            (78)
-----------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                      -               -             31
Transition adjustment - EITF 99-20                                                    -               -            665
Related federal income tax benefit                                                    -               -           (244)
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                    -               -            452
-----------------------------------------------------------------------------------------------------------------------
         Total other comprehensive income                                       $ 1,067        $ 48,518        $ 8,389
=======================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003 and 2002 and, therefore, are not reflected in the table above.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(9)  Fair Value of Financial Instruments

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans, short-term investments and cash: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual and COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximates their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

     Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

     Futures contracts: The fair value for futures contracts is based on quoted market prices.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                        2003                              2002
---------------------------------------------------------------------------------------------------------------------
                                                      Carrying        Estimated         Carrying        Estimated
(in thousands)                                         amount         fair value         amount         fair value
=====================================================================================================================

Assets
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                     $4,704,525       $4,704,525      $ 4,046,115      $ 4,046,115
         Equity securities                                  6,424            6,424            5,819            5,819
      Mortgage loans on real estate, net                1,125,962        1,190,962          928,164          996,088
      Policy loans                                            571              571              525              525
      Short-term investments                              114,339          114,339          148,716          148,716
   Cash                                                         -                -              853              853
   Assets held in separate accounts                     2,384,737        2,384,737        1,978,051        1,978,051

Liabilities
   Investment contracts                                (5,906,376)      (5,683,277)      (4,829,002)      (4,661,136)
   Policy reserves on life insurance contracts           (214,334)        (218,039)        (166,058)        (168,335)
   Collateral received - securities lending and          (112,720)        (112,720)        (138,628)        (138,628)
      derivatives
   Liabilities related to separate accounts            (2,384,737)      (2,323,505)      (1,978,051)      (1,914,113)

Derivative financial instruments
   Interest rate swaps hedging assets                       2,301            2,301              140              140
   Cross currency interest rate swaps                      (6,242)          (6,242)            (340)            (340)
   Futures contracts                                         (731)            (731)            (960)            (960)
---------------------------------------------------------------------------------------------------------------------

(10) Risk Disclosures

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction and also by employing practices which identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $80,566 extending into 2004 were outstanding as of December 31, 2003. The Company also had $18,004 of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2003, NLAIC's credit risk from these derivative financial instruments was $1,883.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 74% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a an economic hedging program to mitigate this risk. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $89,365 none of which was reinsured. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $1,661 and $2,025, respectively. See note 15 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2003, the Company has a diversified portfolio with no more than 24% in any geographic area and no more than 3% with any one borrower. As of December 31, 2003, 28% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: The Company has entered into reinsurance contracts with unrelated parties and NLIC to cede a portion of its life and individual fixed annuity business. As of December 31, 2003 and 2002, total recoveries due from unrelated parties and NLIC on these contracts were $387,689 and $190,367 respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

     The Company has also entered into reinsurance contracts with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This transaction is described in more detail in note 13.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(11) Pension Plan and Postretirement Benefits Other Than Pensions

     The Company is a participant, together with other affiliated companies, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $797, $488 and $237, respectively.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $1,129 and $1,210, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2003, 2002 and 2001 was $65, $170 and $143, respectively.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $228,250 and $214,577, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2003, 2002 and 2001 was $16,077, $(2,167) and $(19,201), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, the Company could pay dividends totaling $22,825 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(13) Related Party Transactions

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC totaling $4,528, $4,211 and $4,662, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $246 and $375, respectively. For the year ended December 31, 2003 and 2002, GGI paid the Company $847 and $1,226, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2003 include premiums of $1,028,997 ($1,579,941 and $1,564,562 in 2002 and 2001, respectively), net investment income of $276,550 (income of $233,322 and $144,135 in 2002 and 2001, respectively), policy reserves of $5,179,989 ($4,341,741 in 2002) and benefits, claims and other expenses of $1,269,091 ($1,794,569 and $1,741,098 in 2002 and 2001,
     respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2003, 2002 and 2001 and benefits of $402, $207 and $195 were ceded to NLIC during 2003, 2002 and 2001, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $113,055 and $108,053 as of December 31, 2003 and 2002, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $478, $647 and $625, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 the Company had $33,320 in outstanding borrowings from affiliated entities under such agreements and none as of December 31, 2002. During 2003 and 2002 the most the Company had outstanding at any given time was $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $107, $143 and $18 for 2003, 2002 and 2001 respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2 and $3,919 as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2003, 2002 and 2001 the Company paid NCMC fees and expenses totaling $19, $21 and $39, respectively.

     The Company received capital contributions from NLIC in the amount of $95,000 and $75,000 during 2002 and 2001, respectively, and none in 2003.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 7, beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Payments to (from) NMIC totaled $9,368 and $(12,556) for the years ended December 31, 2002 and 2001, respectively. Payments to NLIC totaled $2,651 for the year ended December 31, 2003, none in 2002.

(14) Contingencies

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(15) Subsequent Event

     As discussed in note 2(i), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in thousands)                                                                                       January 1, 2004
=====================================================================================================================

Increase in future policy benefits - secondary guarantees - life insurance                                     $ (20)
Increase in future policy benefits - GMDB claim reserves                                                         770
Deferred acquisition costs related to above                                                                     (610)
Deferred federal income taxes                                                                                    (50)
---------------------------------------------------------------------------------------------------------------------
Cumulative effect of adoption of accounting principle, net of tax                                               $ 90
=====================================================================================================================

     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:


o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

o    Mean gross equity performance of 8.1%

o    Equity volatility of 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Discount rate of 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)         1        2         3        4        5         6        7         8        9         10+
----------------------------------------------------------------------------------------------------------------------

Minimum                  4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%      17.50%
Maximum                  4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%      19.50%

     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

     PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                           Nationwide VA Separate Account-B:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.

                               Notes to Financial Statements.


                           Nationwide Life and Annuity Insurance Company:

                               Independent Auditors' Report.

                               Balance Sheets as of December
                               31, 2003 and 2002.

                               Statements of Earnings for the years ended
                               December 31, 2003, 2002 and 2001.

                               Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Statements of Cash Flows for the years ended
                               December 31, 2003, 2002 and 2001.

                               Notes to Financial Statements.

            (b)  Exhibits

                (1) Resolution of the Depositor's Board of                    *
                    Directors authorizing the establishment of the Registrant.

               (2) Not Applicable                                             *

               (3) Underwriting or Distribution of contracts                 **
                               between the Registrant and Principal
                               Underwriter.

               (4) The form of the variable annuity contract                  *

               (5) Variable Annuity Application- Attached hereto.

               (6) Articles of Incorporation of Depositor -                   *

               (7) Not Applicable

               (8) Not Applicable

               (9) Opinion of Counsel                                         *

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

              *Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.

              **Filed previously with Post-Effective Amendment - 10 and hereby incorporated by reference (SEC File No. 33-86408).

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  Arden L. Shisler, Director and Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Joseph J. Gasper, Director, President and Chief Operating
                        Officer
                  Mark R. Thresher, President and Chief Operating Officer-Elect
                        and Chief Financial Officer
                  Patricia R. Hatler, Executive Vice President, General Counsel
                        and Secretary
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  Robert A. Rosholt, Executive Vice President-Chief Finance and
                        Investment Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  David A. Diamond, Senior Vice President
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                        Financial
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-NI Finance
                  David K. Hollingsworth, Senior Vice President-President-
                        Nationwide Insurance Sales
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Sales-Financial
                        Services
                  M. Eileen Kennedy, Senior Vice President-NF Finance
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Brian W. Nocco, Senior Vice President and Treasurer
                  Mark D. Phelan, Senior Vice President-Technology and
                        Operations
                  John S. Skubik, Senior Vice President-Consumer Finance Katherine A. Stumph, Senior Vice President-Marketing, Strategy
                        and Urban Market Operations
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Richard M. Waggoner, Senior Vice President-Operations
                  Robert O. Wilson, Senior Vice President-Corporate Strategy Susan A. Wolken, Senior Vice President-Product Management and
                        Nationwide Financial Marketing
                  James G. Brocksmith, Jr., Director
                  Henry S. Holloway, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Joseph A. Alutto, Director
                  Donald L. McWhorter, Director
                  Arden L. Shisler, Director
                  Alex Shumate, Director
                  Lydia M. Marshall, Director
                  David O. Miller, Director
                  Martha J. Miller de Lombera, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
         *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
       ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
      ****Other subsidiaries




------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 985 and 1,983 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account               Nationwide VL Separate Account-C
    Nationwide Variable Account               Nationwide VL Separate Account-D
    Nationwide Variable Account-II            Nationwide VLI Separate Account-2
    Nationwide Variable Account-4             Nationwide VLI Separate Account-3
    Nationwide Variable Account-5             Nationwide VLI Separate Account-4
    Nationwide Variable Account-6             Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and
        Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary

     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code Internal Revenue is issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - B:


We consent to the use of our reports for Nationwide VA Separate Account - B dated February 20, 2004 and for Nationwide Life and Annuity Insurance Company dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 33-86408). Our report for Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.








KPMG LLP

Columbus, Ohio
April 30, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of April, 2004.


                                                NATIONWIDE VA SEPARATE ACCOUNT-B
                 ---------------------------------------------------------------
                                                        (Registrant)
                                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
            --------------------------------------------------------------------
                                                        (Depositor)

                                                        By/s/JAMIE RUFF CASTO
                 ---------------------------------------------------------------
                                                            Jamie Ruff Casto


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2004.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director




                                       By /s/  JAMIE RUFF CASTO
                              ----------------------------------------------
                                               Attorney-in-Fact